Filed with the Securities and Exchange Commission on May 26, 2023

1933 Act Registration File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[   ] Pre-Effective Amendment No.            ___

[   ] Post-Effective Amendment No.          ___

(Check appropriate box or boxes.)

FPA FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (310) 473-0225

J. RICHARD ATWOOD, PRESIDENT

FPA FUNDS TRUST

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

DECHERT LLP

ONE BUSH STREET

SUITE 1600

SAN FRANCISCO, CA 94104

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on the 30th day pursuant to Rule 488.

Title of Securities Being Registered:

FPA New Income Fund

FPA Queens Road Small Cap Value Fund – Investor Class, Advisor Class, and Institutional Class

FPA Queens Road Value Fund

FPA U.S. Core Equity Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

FPA New Income, Inc.

FPA Queens Road Small Cap Value Fund

FPA Queens Road Value Fund

FPA U.S. Core Equity Fund, Inc.

11601 Wilshire Boulevard

Suite 1200

Los Angeles, California 90025

[   ], 2023

Dear Shareholder:

As an investor in one or more of the mutual funds listed below (each, a “Acquired Fund”), we are pleased to inform you of our plan to reorganize each Acquired Fund into a corresponding, newly created shell series (each, an “Acquiring Fund”) of FPA Funds Trust (the “Trust”), which will continue to be managed by First Pacific Advisors, LP (“FPA”):

-	FPA New Income, Inc.
-	FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust
-	FPA Queens Road Value Fund, a series of Bragg Capital Trust
-	FPA U.S. Core Equity Fund, Inc.

Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies and fundamental investment policies. Each Acquired Fund will exchange of all of its assets for the corresponding Acquiring Fund Shares and the assumption of all of the Acquired Fund liabilities (individually, a “Reorganization” and collectively, the “Reorganizations”). The Reorganizations will take place on or about [---, 2023] (“Closing Date”). Following the Reorganizations, the remaining organizational entity of each Acquired Fund will be wound down and liquidated. Each Reorganization will be conducted pursuant to an Agreement and Plan of Reorganization, a form of which is included as Appendix A to these materials. Each Reorganization is expected to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. In connection with the Reorganizations, shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund equal in value to the number of shares of the Acquired Fund they own. Accordingly, a Reorganization will not dilute the value of your investment.

The Board of Trustees of each Acquired Fund, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Acquired Funds as that term is defined in the Investment Company Act of 1940), approved each Reorganization and determined, with respect to each Reorganization, that participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. No shareholder vote is required to complete the Reorganizations. We are not asking you for a proxy and you are requested not to send us a proxy.

The accompanying Information Statement/Prospectus provides more information about the Reorganizations. Please carefully review the additional information provided in this document. If you have questions, please call 1-800-982-4372 (except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands, where you may call collect (310) 473-0225).

Sincerely,

J. Richard Atwood

President

FPA New Income, Inc.

FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust

FPA Queens Road Value Fund, a series of Bragg Capital Trust

FPA U.S. Core Equity Fund, Inc.

QUESTIONS AND ANSWERS

Shareholders should read this entire Information Statement/Prospectus carefully.

The following is a brief Q&A that will help explain the Reorganizations (as defined below), including the reasons for the Reorganizations. A more detailed discussion of the Reorganizations follows this section.

Q.   What is happening? Why am I receiving an Information Statement/Prospectus?

A.  You are receiving this Information Statement/Prospectus because you own shares in one or more of the following funds: FPA New Income, Inc., FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, and FPA U.S. Core Equity Fund, Inc. (each, an “Acquired Fund” and collectively, the “Acquired Funds”). Each Acquired Fund currently operates as an open-end mutual fund managed by First Pacific Advisors, LP (“FPA”). FPA has proposed, and the Board of Trustees of each Acquired Fund has approved, that each Acquired Fund be reorganized into a corresponding, newly created shell series (each, an “Acquiring Fund” and together with the Acquired Funds, the “Funds”) of FPA Funds Trust (the “Trust”) (each, a “Reorganization” and collectively, the “Reorganizations”). When completed, the Reorganizations will result in the consolidation of all six of the Funds into the Trust (which currently includes FPA Crescent Fund and FPA Flexible Fixed Income Fund). FPA believes that the proposed Reorganizations align with its longer-term strategic objectives and can bring meaningful benefits to Fund shareholders. To further these objectives, it is expected that FPA will recommend to the Boards that the Funds join the multi-series trust platform (the “Platform”) sponsored by Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc. (“UMB”) as a stand-alone trust to enhance the administrative services provided to the Funds, thereby engaging MFAC and UMB to provide fund administration services and UMB to provide the accounting and custody services currently performed by State Street Bank and Trust. The Funds would also engage Tait, Weller & Baker LLP as the Funds’ Independent Registered Public Accounting Firm to provide the audit and tax services currently performed by Ernst & Young LLP. Initially, the FPA Funds will be the only funds in the FPA Funds Trust. Some of the efficiencies of the Platform may be driven by adding non-FPA advised Funds to the Trust; there are currently no plans to do so, and the Trustees will determine when, and if, it is in the best interests of the Funds to add funds managed by other advisers to the Trust in the future. For example, adding other funds to the Trust may achieve cost savings and/or other benefits. FPA believes that the Reorganizations, combined with the Funds joining the Platform, will allow FPA to dedicate more time and resources to the management of the Funds’ portfolios by focusing more efficiently the time and resources spent on administrative activities. FPA also believes that the Reorganizations and joining the Platform can drive efficiencies for Funds and their service providers through standardization of workflow across all the Funds and other fund complexes using the Platform. FPA further believes that the efficiency and standardization of the Platform’s processes can reduce and help manage the risks of operational errors. FPA has indicated that no Fund will see an increase in its total net operating expenses as a result of the Reorganization or as a result of joining the Platform. In addition, FPA anticipates that each Fund may achieve some level of gross expense savings in the future; since most of those savings will serve to reduce a portion of FPA’s subsidies of certain Funds’ expenses, FPA believes that only FPA Queens Road Small Cap Value Fund and FPA U.S. Core Equity Fund, Inc. may experience future net operating expense savings.

Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies and fundamental investment policies. Following the Reorganizations, each Acquired Fund will be liquidated. The chart below lists the name of each Acquired Fund and its corresponding Acquiring Fund:

i

Acquired Fund	Acquiring Fund
FPA New Income, Inc.	FPA New Income Fund
FPA Queens Road Small Cap Value Fund	FPA Queens Road Small Cap Value Fund
FPA Queens Road Value Fund	FPA Queens Road Value Fund
FPA U.S. Core Equity Fund, Inc.	FPA U.S. Core Equity Fund

Each Reorganization will be accomplished in accordance with its respective Agreement and Plan of Reorganization (each, a “Plan”). Each Plan provides for the transfer of all of the assets and liabilities of an Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund. The Acquired fund will then immediately distribute to its shareholders the portion of shares of the Acquiring Fund to which each shareholder is entitled. The form of the Plan is contained in Appendix A.

If you remain a shareholder of an Acquired Fund on the Closing Date (as defined below) of its respective Reorganization, you will receive shares of the corresponding Acquiring Fund having the same value as your shares of the Acquired Fund on that date.

Q.  Has the Board of Trustees of each Acquired Fund approved the Reorganizations?

A.  Yes. The Board of Directors/Trustees of each Acquired Fund (collectively, the “Acquired Funds Boards”) approved its applicable Reorganization. The Acquired Funds’ Boards, including all of the Independent Trustees (i.e., Trustees who are not “interested persons” of the Acquired Funds as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Acquired Fund, the participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of existing Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

Q.  How will the Reorganizations affect me as a shareholder?

A.  Once the Reorganization(s) are consummated, you will cease to be a shareholder of the Acquired Fund(s) and will become a shareholder of the Acquiring Fund(s). As described in more detail in the Information Statement/Prospectus, upon completion of the Reorganization(s), you will receive shares of the Acquiring Fund(s) having an aggregate NAV equal to the aggregate NAV of the shares of the corresponding Acquired Fund(s) you owned on the Closing Date of the Reorganization. Following the Reorganization, Shareholders of each Acquired Fund will receive the same class of shares of their corresponding Acquiring Fund.

Q.  Am I being asked to vote on the Reorganizations?

A.  No. Shareholders of the Acquired Funds are not required to approve the Reorganizations under state or federal law, the 1940 Act, or the organizational documents governing the Acquired Funds. We are not asking you for a proxy, and you are requested not to send us a proxy.

Q.  What effect will each Reorganizations have on me as an Acquired Fund shareholder?

A.  Each Acquired Fund has identical investment objectives, investment strategies and fundamental investment policies as its corresponding Acquiring Fund. There will be no change in the Funds’ investment adviser and sub-adviser, as applicable. In addition, the portfolio managers responsible for the day-to-day portfolio management of the Acquired Funds will continue to be responsible for the day-to-day portfolio management of the Acquiring Funds. After the Reorganizations, it is expected that MFAC and UMB would replace State Street Bank and Trust to provide fund administration services and that UMB would replace State Street Bank and Trust to provide accounting and custody services. No changes in the level or quality of services that the Acquired Funds’ shareholders currently receive are expected as a result of the Reorganizations. The following table outlines the service providers for the Acquired Funds and the comparable service providers for the Acquiring Funds.

	Acquired Funds	Acquiring Funds
Administrator	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111	Mutual Fund Administration, LLC 2220 E. Route 66, Suite 226 Glendora, California 91740 UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, Wisconsin 53212
Distributor	UMB Distribution Services, LLC 235 West Galena Street Milwaukee, Wisconsin 53212	Identical to Acquired Funds
Transfer Agent	UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, Wisconsin 53212	Identical to Acquired Funds
Independent Registered Public Accounting Firm	Ernst & Young LLP 725 South Figueroa Street Los Angeles, California 90017	Tait, Weller & Baker LLP 50 S 16th Street, Suite 2900 Philadelphia, Pennsylvania 19102
Custodian	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111	UMB Bank, n.a. 928 Grand Boulevard, 5th Floor Kansas City, Missouri 64106

Q.  How do the fees and expenses of the Acquired Funds and the Acquiring Funds compare?

A.  As shown in the table below, total annual fund operating expenses (after fee waivers and/or expense reimbursements) for each Acquiring Fund are expected to be the same as or lower than each share class of its corresponding Acquired Fund.

Fund	Total Annual Fund Operating Expenses Before Waivers	Total Annual Fund Operating Expenses After Waivers
FPA New Income, Inc. (Acquired Fund)	0.59%	0.45%
FPA New Income Fund (Acquiring Fund) (Pro Forma)	0.58%	0.45%
FPA Queens Road Small Cap Value Fund (Acquired Fund)	1.00% for Investor Class 0.93% for Advisor Class 0.83% for Institutional Class	1.00% for Investor Class 0.93% for Advisor Class 0.83% for Institutional Class
FPA Queens Road Small Cap Value Fund (Acquiring Fund) (Pro Forma)	0.96% for Investor Class 0.90% for Advisor Class 0.79% for Institutional Class.	0.96% for Investor Class 0.90% for Advisor Class 0.79% for Institutional Class
FPA Queens Road Value Fund (Acquired Fund)	1.95%	0.65%
FPA Queens Road Value Fund (Acquiring Fund) (Pro Forma)	1.51%.	0.65%
FPA U.S. Core Equity Fund, Inc. (Acquired Fund)	1.44%	1.26%
FPA U.S. Core Equity Fund (Acquiring Fund) (Pro Forma)	1.16%	1.16%

FPA has contractually agreed to limit each Acquiring Fund’s expenses at the same level that is currently in effect for each Acquired Fund for at least one year from the effective date of each Reorganization.

Q.  Will I be subject to comparable risks as a shareholder of an Acquiring Fund?

A.  Yes. As noted above, each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies and fundamental investment policies. Therefore, the Acquiring Funds will be subject to the same investment risks as their corresponding Acquired Funds. The Funds’ principal risks are discussed in the section entitled “Description of Risks” and in Appendix B.

Q.  Will the Acquired Funds or Acquiring Funds charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganizations?

A.  No. Neither the Acquired Funds nor the Acquiring Funds will charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganizations.

Q.  When are the Reorganizations expected to occur?

A.  FPA anticipates that the Reorganizations will take place on or about [    ], 2023 (the “Closing Date”):  The Closing Date may be delayed. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date. No Reorganization will be contingent on the occurrence of any other Reorganization.

Q.  Who will pay the costs associated with the Reorganizations?

A.  FPA will pay all costs associated with the Reorganizations (including the legal costs associated with the Reorganizations).

Q.  Will the Reorganizations result in any federal tax liability to me?

A.  The Reorganizations are intended to be treated as tax-free “reorganizations” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended, for federal income tax purposes. Accordingly, it is expected that neither you nor, in general, an Acquired Fund will recognize gain or loss as a direct result of the Reorganization of an Acquired Fund, and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Acquired Fund shares that you surrender in the Reorganization. You should consult your tax advisor regarding the effect, if any, of each Reorganization, in light of your individual circumstances.

Q.  Whom do I contact for further information?

A.  If you have questions, please call 1-800-982-4372, except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands (where you may call collect (310) 473-0225).

Important additional information about the Reorganizations is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

v

INFORMATION STATEMENT/PROSPECTUS

Dated [    ], 2023

This Information Statement/Prospectus is being furnished to shareholders of FPA New Income, Inc., FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, and FPA U.S. Core Equity Fund, Inc. (each, an “Acquired Fund”, collectively, the “Acquired Fund Companies”) to inform them of a plan to reorganize each Acquired Fund into a corresponding series of FPA Funds Trust (the “Trust”), which will continue to be managed by FPA.

Each Acquired Fund will be reorganized into a newly created shell series (each, an “Acquiring Fund” and together with the Acquired Funds, the “Funds”) that is a series of the Trust, and each Acquired Fund will subsequently be liquidated (each such reorganization and liquidation, a “Reorganization”). The Reorganizations are set forth in the table below.

Acquired Fund	Acquiring Fund
FPA New Income, Inc.	FPA New Income Fund
FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust	FPA Queens Road Small Cap Value Fund
FPA Queens Road Value Fund, a series of Bragg Capital Trust	FPA Queens Road Value Fund
FPA U.S. Core Equity Fund, Inc.	FPA U.S. Core Equity Fund

The Board of Directors of the FPA New Income, Inc., the Board of Directors for FPA U.S. Core Equity Fund, Inc. and the Board of Trustees of Bragg Capital Trust (collectively, the “Acquired Funds Boards”) approved the applicable Reorganization. The Acquired Funds’ Boards, including all of the Independent Trustees (i.e., Trustees or Directors who are not “interested persons” of the Acquired Funds as defined in the Investment Company Act of 1940 (the “1940 Act”)), determined that, for each Acquired Fund, participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of existing Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. Each Acquired Fund Board and the Board of Trustees of each Acquiring Fund (the “Acquiring Funds Board”) are comprised of the same individuals.

Each Reorganization will be accomplished in accordance with its respective Agreement and Plan of Reorganization (each, a “Plan”). Each Plan provides for the transfer of all of the assets and liabilities of an Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund. The Acquired Fund will then immediately distribute to its shareholders the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund. A copy of the form of the Plan pertaining to the Reorganizations is included as Appendix A to this Information Statement/Prospectus.

For federal income tax purposes, each Reorganization is intended to be a tax-free transaction for the Acquired Fund, the Acquiring Fund, and the shareholders of the Acquired Fund. If you remain a shareholder of the Acquired Fund(s) on the Closing Date (as defined below) of a Reorganization, you will receive shares of the corresponding Acquiring Fund(s) that have the same value as your shares of the Acquired Fund(s) on that date.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT.

WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The Closing Date may be delayed. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

The Reorganizations are anticipated to take place on or about [    ], 2023 (the “Closing Date”).

No Reorganization will be contingent on the occurrence of any other Reorganization.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing. This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended, does not include certain information contained elsewhere in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.

A statement of additional information relating to this Information Statement/Prospectus and the proposed Reorganizations (the “Statement of Additional Information”), dated [    ], 2023, is available upon request and without charge by contacting the Funds. This Statement of Additional Information also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus.

The following additional materials are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus.

•	The Acquired Fund’s prospectus and statement of additional information dated January 27, 2023, for FPA New Income, Inc. filed with the SEC on January 27, 2023 (File Nos. 811-01735 and 002-30393) (Accession No. 0001104659-23-007366);

•	The Acquired Funds’ prospectus and statement of additional information dated September 28, 2022, for FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund filed with the SEC on September 28, 2022 (File Nos. 333-85850 and 811-21073) (Accession No. 0001104659-22-103737);

•	The Acquired Fund’s prospectus and statement of additional information dated April 28, 2023 for FPA U.S. Core Equity Fund, Inc. filed with the SEC on April 28, 2023 (File Nos. 002-87607 and 811- 03896) (Accession No. 0001104659-23-052605);

•	The Acquiring Funds’ prospectus and statement of additional information dated September 28, 2022, for the FPA New Income Fund, FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, and FPA U.S. Core Equity Fund, each a series of Trust, filed with the SEC on September 28, 2022, 2023 (File Nos. 333-85850 and 811-21073) (Accession No. 0001104659-22-103737);

•	The Annual Report to Shareholders of the Acquired Fund, FPA New Income Fund, Inc. dated September 30, 2022 filed with the SEC on December 6, 2022 (File No. 811-01735) (Accession No. 0001104659-22-124875);

•	The Annual Report to Shareholders of the Acquired Funds, FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund dated November 30, 2022, filed with the SEC on February 3, 2023 (File No. 811-21073) (Accession No. 0001104659-23-010398);

•	The Annual Report to Shareholders of the Acquired Fund, FPA U.S. Core Equity Fund, Inc. dated December 31, 2022, filed with the SEC on March 10, 2023 (File No. 811-03896) (Accession No. 000110465923-030704); and

•	The Acquired Fund's Semi-Annual Report to Shareholders dated March 31, 2023 for FPA New Income, Inc. filed with the SEC on May 25, 2023 (File No. 811-01735 (Accession No. 0001104659-23-064487).

The Acquired Funds and Acquiring Funds can be reached by writing to UMB Distribution Services, LLC at 235 West Galena Street, Milwaukee, Wisconsin 53212, or by calling (310) 473-0225 or 1-800-982-4372 (except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands).

The Acquired Funds’ prospectuses, statements of additional information, and Annual Reports and Semi-Annual Reports are available at the Funds’ website at https://fpa.com/funds.

You may request free copies of the Acquired Funds’ prospectuses and statements of additional information (including any supplement thereto), the Acquiring Funds’ prospectuses and statements of additional information and the Statement of Additional Information by calling (310) 473-0225 or 1-800-982-4372 (except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands).

Because the Acquiring Funds have not yet commenced operations, no shareholder reports are available for them.

All available materials have been filed with the SEC.

Each Fund also files proxy materials, information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be obtained electronically from the EDGAR database on the SEC’s

Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

This Information Statement/Prospectus dated [       ], 2023, is expected to be mailed to shareholders of the Acquired Funds on or about [         ], 2023.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

AS FOR ALL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganizations, a form of which is attached to this Information Statement/Prospectus in Appendix A, and the applicable Acquiring Fund prospectus(es), which accompanies this Information Statement/Prospectus. For purposes of this Information Statement/Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of the Acquired Funds. The Acquired Funds and Acquiring Funds are also referred to as the “Funds.”

What is happening to the Acquired Funds?

Each Acquired Fund currently operates as an open-end mutual fund. The Acquired Funds will be reorganized into a corresponding, newly-created shell Acquiring Fund. Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies and fundamental investment policies. Each reorganization of an Acquired Fund into its corresponding Acquiring Fund, along with the subsequent liquidation of each Acquired Fund, is referred to in this Information Statement/Prospectus as a “Reorganization,” and each Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and Liquidation (a “Plan”). For reference purposes, the identification of each Reorganization, Acquired Fund and corresponding Acquiring Fund is listed in the chart below.

Reorganizations	Acquired Fund	Acquiring Fund
FPA New Income Reorganization	FPA New Income, Inc.	FPA New Income Fund
FPA Queens Road Small Cap Value Reorganization	FPA Queens Road Small Cap Value Fund	FPA Queens Road Small Cap Value Fund
FPA Queens Road Value Reorganization	FPA Queens Road Value Fund	FPA Queens Road Value Fund
FPA U.S. Core Equity Reorganization	FPA U.S. Core Equity Fund, Inc.	FPA U.S. Core Equity Fund

How will the Reorganizations work?

Each Plan provides for the transfer of all of the assets and liabilities of an Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate net asset value of the Acquired Fund. The Acquired Fund will then immediately distribute to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund.

After shares of the Acquiring Fund are distributed to the Acquired Fund’s shareholders, the Acquired Fund will be completely liquidated and dissolved. As a result of a Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur after the close of business on the Closing Date of the Reorganization, which is the specific date

on which the Reorganization takes place. The expected Closing Dates of each Reorganization is expected to occur on or about [   ], 2023.

The Closing Date may be delayed. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date. No Reorganization will be contingent on the occurrence of any other Reorganization.

Why are the Reorganizations happening and did the Board approve the Reorganizations?

After consideration of all relevant factors, including the potential impact of the Reorganizations on the Acquired Funds’ shareholders, each Acquired Fund’s investment adviser, First Pacific Advisors, LP (“FPA”), proposed that each Acquired Fund be reorganized into its corresponding Acquiring Fund because of certain benefits associated with Trust, which FPA believes will better serve the interests of Acquired Fund shareholders. When completed, the Reorganizations will result in the consolidation of all six of the Funds into the Trust (which currently includes FPA Crescent Fund and FPA Flexible Fixed Income Fund). FPA believes that the proposed Reorganizations align with its longer-term strategic objectives and can bring meaningful benefits to Fund shareholders. To further these objectives, it is expected that FPA will recommend to the Boards that the Funds join the multi-series trust platform (the “Platform”) sponsored by Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc. (“UMB”) as a stand-alone trust to enhance the administrative services provided to the Funds, thereby engaging MFAC and UMB to provide fund administration services and UMB to provide the accounting and custody services currently performed by State Street Bank and Trust. The Funds would also engage Tait, Weller & Baker LLP as the Funds’ Independent Registered Public Accounting Firm to provide the audit and tax services currently performed by Ernst & Young LLP. Initially, the FPA Funds will be the only funds in the FPA Funds Trust. Some of the efficiencies of the Platform may be driven by adding non-FPA advised Funds to the Trust; there are currently no plans to do so, and the Trustees will determine when, and if, it is in the best interests of the Funds to add funds managed by other advisers to the Trust in the future. For example, adding other funds to the Trust may achieve cost savings and/or other benefits. FPA believes that the Reorganizations combined with the Funds joining the Platform will allow FPA to dedicate more time and resources to the management of the Funds’ portfolios by focusing more efficiently the time and resources spent on administrative activities. FPA also believes that the Reorganizations and joining the Platform can drive efficiencies for Funds and their service providers through standardization of workflow across all the Funds and other fund complexes using the Platform. FPA further believes that the efficiency and standardization of the Platform’s processes can reduce and help manage the risks of operational errors. FPA has indicated that no Fund will see an increase in its total net operating expenses as a result of the Reorganizations or as a result of joining the Platform. In addition, FPA anticipates that each Fund may achieve some level of gross expense savings in the future; since most of those savings will serve to reduce a portion of FPA’s subsidies of certain Funds’ expenses, FPA believes that only FPA Queens Road Small Cap Value Fund and FPA U.S. Core Equity Fund, Inc. may experience future net operating expense savings.

Each Acquired Fund and its corresponding Acquiring Fund have identical investment objectives, investment strategies and fundamental investment policies. FPA will continue as the investment adviser of each Acquiring Fund after the Reorganizations and no change in portfolio managers will result from the Reorganizations.

The Acquired Funds’ Boards, including all of the Acquired Funds’ Boards’ Trustees or Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (together, the “Independent Trustees”), determined that, with respect to each Reorganization, participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. The Acquired Funds’ Boards made this determination based on various factors that are discussed in this Information Statement/Prospectus in the section entitled “Reasons for the Reorganizations.”

How will the Reorganizations affect me?

When your Reorganization is consummated, you will cease to be a shareholder of an Acquired Fund and will become a shareholder of the corresponding Acquiring Fund. As described in more detail above, upon completion of your Reorganization, you will receive shares of an Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Acquired Fund you owned on the Closing Date of the Reorganization.

Who will pay the costs associated with the Reorganizations?

FPA will pay all costs associated with the Reorganizations (including the legal costs associated with the Reorganizations).

What are the federal income tax consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the Acquired Fund and the Acquiring Fund must receive an opinion of Dechert LLP (“Dechert”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, an Acquired Fund will recognize gain or loss as a direct result of the Reorganization of an Acquired Fund, and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Acquired Fund shares that you surrender in the Reorganization. Prior to the consummation of a Reorganization, you may redeem your Acquired Fund shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them.

You should consult your tax advisor regarding the effect, if any, of each Reorganization, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Reorganizations, please see the section entitled “Information About the Plans—What are the tax consequences of the Reorganizations?”

How do the Funds’ investment objectives, investment strategies, risks, and fundamental investment policies compare?

Each Acquired Fund has identical investment objectives, investment strategies, risks, and fundamental investment policies as its corresponding Acquiring Fund. As with each Acquired Fund, each Acquiring

Fund’s investment objective is fundamental and cannot be changed without shareholder approval. Please see the section entitled “Comparison of Some Important Features of the Funds” for more information.

How will the Reorganizations affect my fees and expenses?

As shown in the table below, total annual fund operating expenses (after fee waivers and/or expense reimbursements) for each Acquiring Fund are expected to be the same as or lower than each share class of its corresponding Acquired Fund.

Fund	Total Annual Fund Operating Expenses Before Waivers	Total Annual Fund Operating Expenses After Waivers
FPA New Income, Inc. (Acquired Fund)	0.59%	0.45%
FPA New Income Fund (Acquiring Fund) (Pro Forma)	0.58%	0.45%
FPA Queens Road Small Cap Value Fund (Acquired Fund)	1.00% for Investor Class 0.93% for Advisor Class 0.83% for Institutional Class	1.00% for Investor Class 0.93% for Advisor Class 0.83% for Institutional Class
FPA Queens Road Small Cap Value Fund (Acquiring Fund) (Pro Forma)	0.96% for Investor Class 0.90% for Advisor Class 0.79% for Institutional Class.	0.96% for Investor Class 0.90% for Advisor Class 0.79% for Institutional Class
FPA Queens Road Value Fund (Acquired Fund)	1.95%	0.65%
FPA Queens Road Value Fund (Acquiring Fund) (Pro Forma)	1.51%.	0.65%
FPA U.S. Core Equity Fund, Inc. (Acquired Fund)	1.44%	1.26%
FPA U.S. Core Equity Fund (Acquiring Fund) (Pro Forma)	1.16%	1.16%

FPA has contractually agreed to limit each Acquiring Fund’s expenses at the same level that is currently in effect for each Acquired Fund for at least one year from the effective date of each Reorganization.

A comparison of the fees and expenses of the Acquired Funds and Acquiring Funds is provided below under the heading, “What are the fees and expenses of the Funds and what might they be after the Reorganizations?”

What are the distribution arrangements for the Funds?

The Acquired Funds and Acquiring Funds are distributed by UMB Distribution Services, LLC (the “Distributor”), which serves as the principal underwriter for the shares of the Funds. The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor’s principal address is 235 West Galena Street, Milwaukee, Wisconsin 53212.

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

How do the performance records of the Funds compare?

Each Acquiring Fund is a newly created “shell” fund that has not yet commenced operations, and therefore, will have no performance history prior to the Reorganization. Each Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of its corresponding Acquired Fund and continue the business of the Acquired Fund. Therefore, after the Reorganization, the Acquired Fund will remain the “accounting survivor.” This means that the Acquiring Funds will continue to show the historical investment performance and returns of the Acquired Funds (even after liquidation of the Acquired Funds).

The following shows the historical performance of each Acquired Fund, as it is to be adopted by its corresponding Acquiring Fund.

FPA New Income, Inc. (Acquired Fund)

Calendar Years Ended December 31

The total return for Acquired Fund shares from January 1, 2023 to March 31, 2023 was 2.02%.

The Acquired Fund’s highest/lowest quarterly results during this time period were:

Highest	2.66%	(Quarter ended 6/30/20)
Lowest	-1.74%	(Quarter ended 3/31/22)

Average Annual Total Returns (for the periods ended December 31, 2022)	One Year	Five Years	Ten Years
Before Taxes	-3.10%	1.24%	1.35%
After Taxes on Distributions(1)	-3.92%	0.32%	0.28%
After Taxes on Distributions and Sale of Fund Shares(1)	-1.82%	0.57%	0.56%
Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)	-13.01%	0.02%	1.06%
CPI + 100	7.49%	4.81%	3.60%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

FPA Queens Road Small Cap Value Fund (Acquired Fund) – Investor Class

Calendar Years Ended December 31

The total return for Acquired Fund Investor Class shares from January 1, 2023 to March 31, 2023 was 0.70%.

The Acquired Fund’s highest/lowest quarterly results during this time period were:

Highest	24.75%	(Quarter ended 12/31/2020)
Lowest	-21.84%	(Quarter ended 03/31/2020)

Average Annual Total Returns – Acquired Fund Investor Class (for the periods ended December 31, 2022)	One Year	Five Years	Ten Years
Investor Class – Return Before Taxes	(9.16)%	7.56%	9.22%
Investor Class – Return After Taxes on Distributions	(9.61)%	6.63%	8.41%
Investor Class – Return After Taxes on Distributions and Sale of Fund Shares(1)	(5.12)%	5.74%	7.37%
Advisor Class – Return Before Taxes	(9.17)%	--	--
Institutional Class – Return Before Taxes	(9.03)%	--	--
Benchmark: Russell 2000 Value Index	(14.48)%	4.13%	8.48%

(1) After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

FPA Queens Road Value Fund (Acquired Fund)

Calendar Years Ended December 31

The total return for Acquired Fund shares from January 1, 2023 to March 31, 2023 was 1.20%.

The Acquired Fund’s highest/lowest quarterly results during this time period were:

Highest	15.04%	(Quarter ended 12/31/2022)
Lowest	-20.97	(Quarter ended 03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2022)	One Year	Five Years	Ten Years
Return Before Taxes	(8.86)%	7.98%	10.76%
Return After Taxes on Distributions	(9.45)%	6.26%	9.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(4.83)%	6.16%	8.70%
Benchmark: S&P 500 Value Index	(5.22)%	7.58%	10.86%

(1)After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

FPA U.S. Core Equity Fund, Inc. (Acquired Fund)

Calendar Years Ended December 31

The total return for Acquired Fund shares from January 1, 2023 to March 31, 2023 was 10.54%.

The Acquired Fund’s highest/lowest quarterly results during this time period were:

Highest	24.45%	(Quarter ended 6/30/2020)
Lowest	-18.92%	(Quarter ended 6/30/2022)

Average Annual Total Returns (for the periods ended December 31, 2022)	One Year	Five Years	Ten Years
Before Taxes	-28.65%	5.77%	7.59%
After Taxes on Distributions(1)	-31.01%	4.37%	4.17%
After Taxes on Distributions and Sale of Fund Shares(1)	-15.26%	4.62%	5.49%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	-18.11%	9.42%	12.56%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

What are the fees and expenses of the Funds and what might they be after the Reorganizations?

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. The fees and expenses in the tables appearing below are based on the expenses paid by each Acquired Fund as of September 30, 2022 for FPA New Income, Inc. (the end of its most recently completed fiscal year), May 31, 2022 for FPA Queens Road Small Cap Value Fund (the end of the its most recently completed fiscal year), May 31, 2022 for FPA Queens Road Value Fund (the end of its most recently completed fiscal year) and December 31, 2022 for FPA U.S. Core Equity Fund, Inc. (the end of its most recently completed fiscal year) and the anticipated expenses of each Acquiring Fund during their first year of operation.

The tables show the pro forma expenses of each combined Acquiring Fund after giving effect to the respective Reorganization, based on pro forma net assets as of September 30, 2022 for FPA New Income Fund, May 31, 2022 for FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, and December 31, 2022 for FPA U.S. Core Equity Fund. There is no separate pro forma combined column because the Acquiring Funds pro forma tables shows the fees and expenses that will apply going forward; the Acquiring Funds are not operational and do not currently have investment assets. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization.

FPA New Income, Inc. (Acquired Fund)/ FPA New Income Fund (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment)	Acquired Fund	Acquiring Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.09%	0.08%(1)
Total Annual Fund Operating Expenses	0.59%	0.58%
Expense Reimbursement(2), (3)	(0.14)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%	0.45%

(1)	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)	The Acquired Fund’s adviser has contractually agreed to reimburse the Acquired Fund for Total Annual Fund Operating Expenses in excess of 0.45% of the average net assets of the Acquired Fund (excluding interest, taxes, brokerage fees and commissions payable by the Acquired Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Acquired Fund’s ordinary course of business) through January 31, 2024. This agreement may only be terminated earlier by the Acquired Fund’s Board of Directors or upon termination of the advisory agreement.

(3)	The Acquiring Fund’s adviser has contractually agreed to reimburse the Acquiring Fund for Total Annual Fund Operating Expenses in excess of 0.45% of the average net assets of the Acquiring Fund (excluding interest, taxes, brokerage fees and commissions payable by the Acquiring Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Acquiring Fund’s ordinary course of business) for a period of one year from the date of the Reorganization. This agreement may only be terminated earlier by the Acquiring Fund’s Board of Trustees upon termination of the advisory agreement.

FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund) – Investor Class Shares

Shareholder Fees (fees paid directly from your investment)	Acquired Fund Investor Class	Acquiring Fund Investor Class (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds)	None	None
Maximum Sales Charge Load Imposed on Reinvested Dividends and other Distribution	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.34%	0.30%(1)
Total Annual Fund Operating Expenses	1.00%	0.96%
Fee Waiver and Reimbursement(2), (3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%	0.96%

(1)	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)	The adviser has contractually agreed to waive its management fees and to make payments to limit Acquired Fund expenses, until February 21, 2024, so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Acquired Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquired Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) of the Acquired Fund do not exceed 1.04% for Investor Class shares. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Acquired Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The expense limit agreement may be terminated only by the Acquired Fund’s Board of Trustees, upon written notice to the adviser. As of May 15, 2023, there were no outstanding amounts eligible for recoupment by the adviser.

(3)	The adviser has contractually agreed to waive its management fees and to make payments to limit Acquiring Fund expenses for a period of one year from the date of the Reorganization so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Acquiring Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquiring Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Acquiring Fund’s ordinary course of business) of the Acquiring Fund do not exceed 1.04% for Investor Class shares. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Acquiring Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The expense limit agreement may be terminated only by the Acquiring Fund’s Board of Trustees, upon written notice to the adviser.

FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund) – Advisor Class Shares

Shareholder Fees (fees paid directly from your investment)	Acquired Fund Advisor Class	Acquiring Fund Advisor Class (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds)	None	None
Maximum Sales Charge Load Imposed on Reinvested Dividends and other Distribution	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.27%	0.24%(1)
Total Annual Fund Operating Expenses	0.93%	0.90%
Fee Waiver and Reimbursement(2), (3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.93%	0.90%
(1)	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)	The adviser has contractually agreed to waive its management fees and to make payments to limit Acquired Fund expenses, until February 1, 2024, so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Acquired Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquired Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) of the Acquired Fund do not exceed 0.99% for Advisor Class shares. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Acquired Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then current expense limits. The expense limit agreement may be terminated only by the Acquired Fund’s Board of Trustees, upon written notice to the adviser. As of May 15, 2023, there were no outstanding amounts eligible for recoupment by the adviser.

(3)	The adviser has contractually agreed to waive its management fees and to make payments to limit Acquiring Fund expenses for a period of one year from the date of the Reorganization so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Acquiring Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquiring Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Acquiring Fund’s ordinary course of business) of the Acquiring Fund do not exceed 0.99% for Advisor Class shares. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Acquiring Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The expense limit agreement may be terminated only by the Acquiring Fund’s Board of Trustees, upon written notice to the adviser.

FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund) – Institutional Class Shares

Shareholder Fees (fees paid directly from your investment)	Acquired Fund Institutional Class	Acquiring Fund Institutional Class (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds)	None	None
Maximum Sales Charge Load Imposed on Reinvested Dividends and other Distribution	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.17%	0.13%(1)
Total Annual Fund Operating Expenses	0.83%	0.79%
Fee Waiver and Reimbursement(2), (3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.83%	0.79%
(1)	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)	The adviser has contractually agreed to waive its management fees and to make payments to limit Acquired Fund expenses, until February 1, 2024, so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Acquired Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquired Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) of the Acquired Fund do not exceed 0.89%, for Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Acquired Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then current expense limits. The expense limit agreement may be terminated only by the Acquired Fund’s Board of Trustees, upon written notice to the adviser. As of May 15, 2023, there were no outstanding amounts eligible for recoupment by the adviser.

(3)	The adviser has contractually agreed to waive its management fees and to make payments to limit Acquiring Fund expenses for a period of one year from the date of the Reorganization so that the total annual operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Acquiring Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Acquiring Fund’s ordinary course of business) of the Acquiring Fund do not exceed 0.89% for Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Acquiring Fund in future years (within three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then current expense limits. The expense limit agreement may be terminated only by the Acquiring Fund’s Board of Trustees, upon written notice to the adviser.

FPA Queens Road Value Fund (Acquired Fund)/FPA Queens Road Value Fund (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment)	Acquired Fund	Acquiring Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	1.00%	0.56%(1)
Total Annual Fund Operating Expenses	1.95%	1.51%
Fee Waiver and Reimbursement(2), (3)	(1.30)%	(0.86)%
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	0.65%	0.65%
(1)	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)	The adviser has contractually agreed to reimburse the Acquired Fund for operating expenses in excess of 0.65% of average net assets of the Acquired Fund, excluding interest, taxes, brokerage fees and commissions payable by the Acquired Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquired Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Acquired Fund’s ordinary course of business, until October 31, 2023. These expense reimbursements are subject to possible recoupment by the adviser from the Acquired Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then current expense limits. This agreement may be terminated only by the Acquired Fund’s Board of Trustees, upon written notice to the adviser.

(3)	The adviser has contractually agreed to reimburse the Acquiring Fund for operating expenses in excess of 0.65% of average net assets of the Acquiring Fund, excluding interest, taxes, brokerage fees and commissions payable by the Acquiring Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Acquiring Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Acquiring Fund’s ordinary course of business, for a period of one year from the date of the Reorganization. These expense reimbursements are subject to possible recoupment by the adviser from the Acquiring Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then current expense limits. This agreement may be terminated only by the Acquiring Fund’s Board of Trustees, upon written notice to the adviser. The adviser is permitted to seek reimbursement from the Acquiring Fund, subject to certain limitations, of fees waived or payments made by the adviser to the Acquired Fund prior to the Reorganization for a period ending three years after the date of the waiver or payment.

FPA U.S. Core Equity Fund, Inc. (Acquired Fund)/ FPA U.S. Core Equity Fund (Acquiring Fund)

Shareholder Fees (fees paid directly from your investment)	Acquired Fund	Acquiring Fund (Pro Forma)
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1), (2)	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.69%	0.41%(1)
Total Annual Fund Operating Expenses	1.44%	1.16%
Expense Reimbursement(2), (3)	0.18%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.26%	1.16%
(1)	“Other Expenses” for the Acquiring Fund have been estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)	The Investment Advisory Agreement between the Acquired Fund and the Acquired Fund’s investment adviser, requires the adviser to reduce its investment management fee to the extent necessary to reimburse the Acquired Fund for any annual expenses (exclusive of interest, taxes, the cost of brokerage and research services, legal expenses related to portfolio securities, and extraordinary expenses such as litigation, merger, reorganization or recapitalization) in excess of 1.5% of the first $30 million and 1% of the remaining average net assets of the Acquired Fund for the year. This agreement is coterminous with the Investment Advisory Agreement which may be terminated by the Board, the vote of a majority of the Acquired Fund’s shareholders or the adviser.

(3)	The Investment Advisory Agreement between the Acquiring Fund and the Acquiring Fund’s investment adviser, requires the adviser to reduce its investment management fee to the extent necessary to reimburse the Acquiring Fund for any annual expenses (exclusive of interest, taxes, the cost of brokerage and research services, legal expenses related to portfolio securities, and extraordinary expenses such as litigation, merger, reorganization or recapitalization) in excess of 1.5% of the first $30 million and 1% of the remaining average net assets of the Acquiring Fund for the year. This agreement is coterminous with the Investment Advisory Agreement which may be terminated by the Board, the vote of a majority of the Acquiring Fund’s shareholders or the adviser.

Example

The Examples below are intended to help you compare the cost of investing in each Acquired Fund with the cost of investing in the corresponding Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in a Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that each Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. The Example for the FPA New Income, Inc. (Acquired Fund)/FPA New Income Fund (Acquiring Fund) and FPA U.S. Core Equity Fund, Inc. (Acquired Fund)/FPA U.S. Core Equity Fund (Acquiring Fund) reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

FPA New Income, Inc. (Acquired Fund)/ FPA New Income Fund (Acquiring Fund)

	One Year	Three Years	Five Years	Ten Years
Acquired Fund	$46	$175	$315	$725
Acquiring Fund (Pro forma)	$46	$173	$311	$713

FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund)

	One Year	Three Years	Five Years	Ten Years
Acquired Fund – Investor Class Shares	$102	$318	$552	$1,225
Acquiring Fund – Investor Class Shares (Pro forma)	$98	$306	$531	$1,178
Acquired Fund – Advisor Class Shares	$95	$296	$515	$1,143
Acquiring Fund – Advisor Class Shares (Pro forma)	$92	$287	$498	$1,108
Acquired Fund – Institutional Shares	$85	$265	$460	$1,025
Acquiring Fund – Institutional Shares (Pro forma)	$81	$252	$439	$978

FPA Queens Road Value Fund (Acquired Fund)/FPA Queens Road Value Fund (Acquiring Fund)

	One Year	Three Years	Five Years	Ten Years
Acquired Fund	$66	$473	$919	$2,159
Acquiring Fund (Pro forma)	$66	$393	$742	$1,721

FPA U.S. Core Equity Fund, Inc. (Acquired Fund)/ FPA U.S. Core Equity Fund (Acquiring Fund)

	One Year	Three Years	Five Years	Ten Years
Acquired Fund	$128	$438	$770	$1,709
Acquiring Fund (Pro forma)	$118	$368	$638	$1,409

Who manages the Funds and what are the management fees?

Each Acquiring Fund is a series of Trust. The Trust is governed by a Board of Trustees, which is responsible for overseeing all business activities of the Acquiring Funds.

Investment Adviser

FPA is the investment adviser for each Acquiring Fund. Together with its predecessor organizations, FPA has been in the investment advisory business since 1954, and serves as the investment adviser for registered investment companies, including a closed-end fund and an exchange-traded fund, as well as institutional, sub-advised and private fund accounts. FPA is a registered investment adviser and is located 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025. As of March 31, 2023, FPA manages assets of approximately $24.3 billion.

Investment Management Fees and Fee Waivers for the Acquired Funds

Each Acquired Fund currently pays FPA an investment management fee based on a percentage of average daily net assets. The management fee for each Acquired Fund is as follows:

Acquired Fund	Management Fee
FPA New Income, Inc.	0.50% of the Fund’s daily net assets
FPA Queens Road Small Cap Value Fund	0.75% of the Fund’s daily net assets up to $50 million; 0.65% of the Fund’s daily net assets in excess of $50 million
FPA Queens Road Value Fund	0.95% of the Fund’s daily net assets
FPA U.S. Core Equity Fund, Inc.	0.75% of the Fund’s daily net assets up to $50 million; 0.65% of the Fund’s daily net assets in excess of $50 million

With respect to the FPA New Income, Inc., FPA has contractually agreed to reimburse expenses in excess of 0.45% of the average daily net assets of the Fund (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) through January 31, 2024.

With respect to the FPA Queens Small Cap Value Fund, FPA has contractually agreed to reimburse the Fund’s expenses in excess of 1.04% of average net assets of the Investor Class, 0.99% of average net assets of the Advisor Class, and 0.89% of average net assets of the Institutional Class, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, until October 31, 2023. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees upon written notice to FPA.

With respect to the FPA Queens Road Value Fund, FPA has contractually agreed to reimburse expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, until October 31, 2023. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees upon written notice to FPA.

With respect to FPA U.S. Core Equity Fund, Inc., the Investment Advisory Agreement requires FPA to reduce its investment management fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of brokerage and research services, legal expenses related to portfolio securities, and extraordinary expenses such as litigation, merger, reorganization or recapitalization) in excess of 1.5% of the first $30 million and 1% of the remaining average net assets of the Fund for the year. This agreement is coterminous with the Investment Advisory Agreement, which may be terminated by the Fund's Board, the vote of a majority of the Fund’s shareholders or FPA.

During the twelve-month period ended September 30, 2022 for FPA New Income, Inc. (the end of the Fund’s most recently completed fiscal year), May 31, 2022 for FPA Queens Road Value Fund (the end of the Fund’s most recently completed fiscal year), May 31, 2022 for FPA Queens Road Small Cap Value Fund (the end of the Fund’s most recently completed fiscal year) and December 31, 2022 for FPA U.S. Core Equity Fund, Inc. (the end of the Fund’s most recently completed fiscal year), each Acquired Fund paid FPA the following effective management fees (net of any waivers):

Acquired Fund	Effective Management Fee
FPA New Income, Inc.	0.36%
FPA Queens Road Small Cap Value Fund	0.66%

FPA Queens Road Value Fund	0.00%
FPA U.S. Core Equity Fund, Inc.	0.57%

Investment Management Fees and Fee Waivers for the Acquiring Funds

Each Acquiring Fund will pay FPA an investment management fee based on a percentage of the Acquiring Fund’s average daily net assets. The management fee for each Acquiring Fund is as follows:

Acquiring Fund	Management Fee
FPA New Income Fund	0.50% of the Fund’s daily net assets
FPA Queens Road Small Cap Value Fund	0.75% of the Fund’s daily net assets up to $50 million; 0.65% of the Fund’s daily net assets in excess of $50 million
FPA Queens Road Value Fund	0.95% of the Fund’s daily net assets
FPA U.S. Core Equity Fund	0.75% of the Fund’s daily net assets up to $50 million; 0.65% of the Fund’s daily net assets in excess of $50 million

With respect to the FPA New Income Fund, FPA has contractually agreed to reimburse expenses in excess of 0.45% of the average daily net assets of the Fund (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) for a period of one year from the date of the FPA New Income Reorganization.

With respect to the FPA Queens Small Cap Value Fund, FPA has contractually agreed to reimburse the Fund’s expenses in excess of 1.04% of average net assets of the Investor Class, 0.99% of average net assets of the Advisor Class, and 0.89% of average net assets of the Institutional Class, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, for a period of one year from the date of the FPA Queens Road Small Cap Value Reorganization. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees upon written notice to FPA. Note that the operating expenses for each of the Fund’s share classes are currently expected to be lower than these reimbursement levels.

With respect to the FPA Queens Road Value Fund, FPA has contractually agreed to reimburse expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, for a period of one year from the date of the FPA Queens Road Value Reorganization. These expense reimbursements are subject to possible recoupment by FPA from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then- current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees upon written notice to FPA.

With respect to FPA U.S. Core Equity Fund, the Investment Advisory Agreement requires FPA to reduce its investment management fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of brokerage and research services, legal expenses related to portfolio securities, and extraordinary expenses such as litigation, merger, reorganization or recapitalization) in excess of 1.5% of the first $30 million and 1% of the remaining average net assets of the Fund for the year. This agreement is coterminous with the Investment Advisory Agreement, which may be terminated by the Fund's Board of Trustees, the vote of a majority of the Fund’s shareholders or FPA.

The Acquiring Funds have no operational history and therefore no effective annual management fees to report.

Sub-Adviser for the FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund

Bragg Financial Advisors, Inc. (“BFA”), a registered investment adviser located at 1031 South Caldwell Street, Suite 200, Charlotte, NC 28203, serves as the sub-adviser to the FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund. BFA provides investment management and supervision to individuals and institutions. As of March 31, 2023, BFA manages approximately $2.9 billion on a discretionary basis. For its sub-advisory investment services, the Sub-adviser receives the following fees, computed quarterly and paid monthly. Fees paid to BFA are paid by FPA, and not by the Funds:

Fund	Fee as a Percentage of Average Daily Net Assets
FPA Queens Road Small Cap Value Fund	0.39%
FPA Queens Road Value Fund	0.57%

Discussion of the Approval of Investment Advisory and Sub-Advisory Agreements

A discussion of the basis the Acquired Funds’ Boards used in approving the investment advisory agreement and investment sub-advisory agreement, as applicable, for each of the Acquired Funds is available in the applicable recent shareholder report for the Funds. A discussion of the bases for the Acquiring Funds Board to approve the investment advisory agreement for the Acquiring Funds will be available in the first shareholder report for each Acquiring Fund following the Reorganization.

Portfolio Managers

The portfolio managers are as follows:

Reorganization	Fund	Portfolio Managers
FPA New Income Reorganization	FPA New Income, Inc. (Acquired Fund) FPA New Income Fund (Acquiring Fund)	Abhijeet Patwardhan
FPA Queens Road Small Cap Value Reorganization	FPA Queens Road Small Cap Value Fund (Acquired Fund) FPA Queens Road Small Cap Value Fund (Acquiring Fund)	Steve Scruggs
FPA Queens Road Value Reorganization	FPA Queens Road Value Fund (Acquired Fund) FPA Queens Road Value Fund (Acquiring Fund)	Steve Scruggs
FPA U.S. Core Equity Reorganization	FPA U.S. Core Equity Fund, Inc. (Acquired Fund) FPA U.S. Core Equity Fund (Acquiring Fund)	Gregory Nathan

Further information on the Funds’ portfolio managers is available in the Funds’ respective prospectuses and statements of additional information.

How do the Funds’ investment objectives, investment strategies, risks and fundamental investment policies compare?

The following summarizes the investment objectives, principal investment strategies, principal risks and fundamental investment policies of each Acquired Fund and its corresponding Acquiring Fund.

Investment Objectives

The investment objectives for each Acquired Fund and its corresponding Acquiring Fund are identical:

Fund	Objective
FPA New Income, Inc. (Acquired Fund)/FPA New Income Fund (Acquiring Fund)	The Fund seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.
FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund)	The Fund seeks long-term capital growth.

FPA Queens Road Value Fund (Acquired Fund)/FPA Queens Road Value Fund (Acquiring Fund)	The Fund seeks long-term capital growth.
FPA U.S. Core Equity Fund, Inc. (Acquired Fund)/ FPA U.S. Core Equity Fund (Acquiring Fund)	The Fund’s primary investment objective is long-term growth of capital. Current income is a secondary consideration.

Principal Investment Strategies

The principal investment strategies for each Acquired Fund and its corresponding Acquiring Fund are identical.  Each Fund’s principal investment strategies are set forth below.

FPA New Income, Inc. (Acquired Fund)/FPA New Income Fund (Acquiring Fund)

The Fund’s portfolio manager primarily invests in a diversified portfolio of debt securities, cash and cash equivalents. The portfolio manager will, under normal circumstances, invest in the following instruments, among others:

-	Fixed income securities, including:

°	Corporate bonds, municipal bonds, bank loans, bonds issued by governments and their agencies and instrumentalities, mortgage-backed pools, sovereign debt, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development; and

°	Structured investments, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, collateralized loan obligations, collateralized debt obligations and structured notes. The Fund may invest a significant portion of its portfolio in these investments;

-	Common stock if received as a result of a conversion, corporate restructuring or recapitalization;

-	Privately placed securities;

-	Rights that are related to securities that are already held by the Fund; and

-	Currency forwards, swaps and other certain currency derivatives, in each case for hedging purposes only.

The Fund generally invests in highly rated debt securities and will invest at least 75% of its total assets, calculated at market value at the time of purchase, in debt securities rated at least A- or its equivalent by a nationally recognized statistical rating organization (“NRSRO”). The Fund may invest: up to 25% of its total assets, calculated at market value at the time of purchase, in debt securities that are rated below A- or its equivalent by an NRSRO, which may include securities that are in default, or that are unrated; up to 25% of its total assets, calculated at market value at the time of purchase, in securities of non-U.S. governments and corporations, non-U.S. structured investments or in securities that are not denominated in U.S. dollars; up to 15% of its total assets, calculated at market value at the time of purchase, in stripped mortgage securities (such as interest- only and principal-only classes of collateralized mortgage obligations), collateralized mortgage obligations structured as accrual certificates, also known as Z-Bonds, and inverse floating rate debt instruments; and up to 5% of its total assets, calculated at market value at the time of purchase, in preferred stocks. The portfolio manager may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The portfolio manager may also invest in cash equivalent securities, which may include publicly traded securities issued by the U.S. government or agencies of the U.S. government, certificates of deposit, commercial paper, repurchase agreements, bankers’ acceptances and other similar short-term bonds.

The proportions held in various debt securities will be revised in light of the portfolio manager’s appraisal of the economy, the relative yields of securities in various market sectors, the investment prospects for issuers, potential regulatory developments impacting debt securities and other factors. In selecting securities, the portfolio manager considers many factors, including yield, credit quality, liquidity, call risk, duration, macroeconomic factors and capital appreciation potential.

FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund)

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization. The Fund currently defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is no greater than the largest market capitalization of any company included in the Russell 2000 Index.

The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to- cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

FPA Queens Road Value Fund (Acquired Fund)/FPA Queens Road Value Fund (Acquiring Fund)

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. Investments will be made based on their potential for capital growth without limitation on issuer capitalization.

The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

FPA U.S. Core Equity Fund, Inc. (Acquired Fund)/FPA U.S. Core Equity Fund (Acquiring Fund)

Under normal circumstances, the Fund’s portfolio manager invests at least 80% of the value of its net assets in equity securities of U.S. companies. In addition, under normal circumstances, the Fund seeks to generate returns in excess of the S&P 500 Index over full market cycles. The Fund considers a company to be a U.S. company if it meets any of the criteria below:

•	is organized under the laws of, or has its principal office in the United States;

•	has its principal securities trading market in the United States;

•	alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; or

•	issues securities denominated in the currency of the United States.

The Fund’s 80% investment policy is a non-fundamental investment policy that may be changed by the Board without shareholder approval upon at least 60 days’ notice to shareholders.

When evaluating potential investments, the Fund’s portfolio manager attempts to identify high- quality businesses that typically also have the following characteristics: high barriers to market entry, low intensity of rivalry with competitors, limited threat of substitution, and limited bargaining power of suppliers and customers. The portfolio manager believes that companies with these characteristics are generally financially strong and are attractive investments. In addition, the portfolio manager prefers to invest in companies run by managers with demonstrated track records of reinvesting earnings and operational success. The portfolio manager does, however, consider for investment quality companies that lack some or all of such characteristics.

Although company quality is the principal investment criteria, the valuation of investments is also an important part of the stock selection process. The portfolio manager’s primary measure of value is the price/earnings ratio. The portfolio manager seeks out companies that are undervalued relative to their long-term earnings power or to other companies of similar quality. The portfolio manager also seeks to identify better-than-average companies whose future intrinsic value the portfolio manager believes to be greater than or equal to the market price at the time of purchase. The portfolio manager defines the “intrinsic value” of a business to mean the discounted value of its future cash flows and/or net assets.

Seeking to minimize risk, especially in treacherous economic or stock market environments, is an important element of the portfolio manager’s investment process. To do this, the portfolio manager seeks out companies with relatively low levels of net debt (total debt minus cash and cash equivalents) on their balance sheets compared to earnings before interest, taxes, depreciation and amortization (under-leveraged), operating in more predictable sectors of the economy, with competitively advantaged business models that the portfolio manager can understand.

The portfolio manager believes that the most important contributor to the long-term investment performance of the companies held by the Fund is earnings growth, not changes in valuation (measured by the price/earnings ratio). The portfolio manager is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the portfolio manager would typically look to trim or eliminate the position from the portfolio. The portfolio manager’s aim is to make investment decisions based on the long-term business fundamentals of each portfolio company. The Fund may sell a portfolio holding when the holding’s market price appreciates and approaches the portfolio manager’s estimate of its intrinsic value; the portfolio manager finds an opportunity to reallocate the Fund’s assets to other investments with greater reward potential; or the original investment thesis no longer holds.

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The portfolio manager’s investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies’ prospects. The Fund will seek to have holdings in various industries. While the Fund may invest in securities of any market capitalization, companies considered for the Fund’s portfolio will generally have a minimum market capitalization of $2 billion or greater at the time of purchase. However, if the market capitalization of an issuer of securities held by the Fund declines below $2 billion, the Fund may purchase additional shares of that issuer. Cash typically will not exceed 10% of net assets.

The Fund may invest up to 20% of its net assets in non-U.S. securities. The portfolio manager believes that international investments can yield valuable benefits to Fund shareholders by providing exposure to more investment opportunities outside the U.S. that meet the portfolio manager’s investment criteria. Much of this exposure to non-U.S. business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled outside the U.S. These non-U.S.-domiciled companies will generally be in the developed countries represented by the MSCI World Index. The MSCI World Index captures large and mid- cap representation across 23 developed markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Fund may purchase shares and/or depository receipts of non-U.S.-domiciled companies that meet the portfolio manager’s usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading will not, in the portfolio manager’s view, put the Fund at a competitive disadvantage. Depositary receipts are receipts that represent interests in non-U.S. securities that may be sponsored by the issuer or unsponsored.

Principal Risks

The principal risks of each Acquired Fund are identical to those of the corresponding Acquiring Fund due to the Funds having the same investment objectives and principal investment strategies, as noted above.  A description of each principal risk, as those descriptions appear in the Funds’ prospectuses, is discussed below.

FPA New Income, Inc. (Acquired Fund)/FPA New Income Fund (Acquiring Fund)

U.S. Government Securities. The U.S. government sector includes fixed-income securities issued by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury and U.S. government agency securities, mortgage pass-through securities, including Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), and agency mortgage-backed securities.

Mortgage-Backed Securities. In addition to the U.S. government mortgage-pass through securities described above, the mortgage sector includes non-agency mortgage-backed securities, such as CMOs, CMBS, RMBS and single- and multi-class pass-through securities. Mortgage-backed securities represent direct or indirect participation in mortgage loans secured by real property.

Stripped Securities. Some of the U.S. government and non-agency mortgage-pass through and mortgage-backed securities in which the Fund invests are “stripped securities” i.e., they represent distributions of a specific source of cash flow on a pool of mortgage assets (e.g. interest payments, principal payments, prepayment penalties). The Fund may invest in stripped securities which can be highly sensitive to the rate of principal payments on the underlying mortgage securities. Stripped securities can produce higher yields than more traditional securities. However, stripped mortgage securities are highly sensitive to changes in interest and prepayment rates. As a result, such securities are extremely volatile.

Asset-Backed Securities. Asset-backed securities are bonds issued through special purpose vehicles and backed by pools of loans, other receivables or other assets. Asset-backed securities are created from many types of assets, such as home equity loans, auto loans, student loans and credit card receivables. The credit quality of an asset-backed security depends on the quality and performance of the underlying assets and/or the level of any credit support provided by the securitization structure. The proportions of the Fund's portfolio invested in various types of asset-backed securities will depend on many factors, including the portfolio manager's appraisal of the economy, yield, credit quality, macroeconomic factors and capital appreciation potential, among others. To the extent the Fund focuses its investments in a particular type of asset-backed security, it may be more susceptible to economic conditions and risks affecting the type of asset-backed security.

Corporate Debt Securities. The Fund may invest in corporate bonds, bank debt, notes and commercial paper of varying maturities and may invest in domestic bonds, bank debt and notes and those issued by non-U.S. corporations and governments. Issuers of these securities have a contractual obligation to pay interest at a specified rate on specified date and to repay principal on a specified maturity date, and may have provisions that allow the issuer to redeem or “call” the security before its maturity.

Sovereign and Government-Related Debt. Sovereign debt includes securities issued or guaranteed by a non-U.S. sovereign government or its agencies, authorities, or political subdivisions. Government-related debt includes securities issued by non-U.S. regional or local governmental entities or government-controlled entities. In the event an issuer of sovereign debt or government-related debt is unable or unwilling to make scheduled payments of interest or principal, holders may be asked to participate in a restructuring of the debt and to extend further credit to the issuer. In the event of a default by such an issuer, there may be few or no effective legal remedies for collecting on such debt.

Non-U.S. Securities. Up to 25% of the Fund's total assets, calculated at market value at the time of purchase, may be invested in securities of non-U.S. governments and corporations, non-U.S. structured investments or in securities that are not denominated in U.S. dollars. These non-U.S. securities entail additional risks compared to investments in securities of the U.S. government or U.S. issuers. For purposes of this prospectus, non-U.S. issuers are generally non-U.S. governments or companies either domiciled outside the U.S. or traded on non-U.S. exchanges, but the portfolio manager may make a different designation in certain circumstances.

Covered Bonds. Covered bonds are debt securities issued by banks and are secured by collateral, typically mortgages. In the event of a default, bondholders also have an unsecured claim against the issuing bank if the underlying collateral is insufficient to repay amounts owing in respect of the bonds.

Cash Equivalents. Cash equivalents are short-dated instruments that are readily convertible into cash. They may include bank obligations, commercial paper, and repurchase agreements. Bank obligations include certificates of deposit and bankers' acceptances. Commercial paper is a short-term promissory note issued by a corporation, which may have a floating or variable rate. Repurchase agreements are transactions under which the Fund purchases a security from a dealer counterparty and agrees to resell the security on a specified future date at the same price, plus a specified interest rate.

High Yield Securities. High yield securities are medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “high yield” or “junk” bonds. Generally, such securities offer a higher current yield than is offered by higher rated securities, but also are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk.

Zero Coupon Securities. Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities. The Fund does not receive any cash interest on such bonds until the bond matures, but the interest on these securities is accrued as income. Similarly, the inflation accretion income recorded on inflation-indexed notes is not received until maturity. The Internal Revenue Code requires the Fund to distribute such income to its shareholders. Thus, the Fund may have to dispose of securities when it might not want to in order to provide the cash necessary to make distributions to those shareholders who do not reinvest dividends.

Warrants and Rights. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally two or more years). They have no voting rights, pay no dividends, and have no rights with respect to the assets of the entity issuing them. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer. Warrants and rights will expire if not exercised on or prior to the expiration date.

Interest Rate Risk. As with most funds that invest in debt securities, changes in interest rates, including rates that fall below zero, are one of the most important factors that could affect the value of an investment in the Fund. Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. Any such change in interest rates may be sudden and significant, with unpredictable effects on the financial markets and the Fund's investments. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). Low interest rates may pose heightened risks with respect to investments in fixed income securities. When interest rates rise from a low level, fixed income securities markets may experience lower prices, increased volatility and lower liquidity. The negative impact on fixed income securities from rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Fund, even if such rate increases are anticipated by the portfolio manager. The Fund may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. During periods of increasing interest rates the Fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the Fund incurs and may negatively impact the Fund's performance.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, national or international political events, war, acts of terrorism, inflation/deflation, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. Shareholder redemptions may also cause the Fund to engage in “odd-lot” fixed income transactions, which due to their small size, may result in the Fund receiving substantially lower value on such transactions than if the Fund had engaged in a large block trade of such securities. The Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

In addition, issuers of securities in which the Fund invests are subject to potential operational and information security risks from breaches in cyber security, including cyber-attacks. A breach in cyber security refers to both intentional and unintentional cyber events and may include, among other events, the stealing or corrupting of data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber security breaches. Such cyber events could result in material adverse consequences for such issuers, and may cause the Fund's investment in such portfolio companies to lose value.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and, more recently, COVID-19 and subsequent variants. The global outbreak of COVID-19 which began in early 2020 has resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, labor restrictions, lower consumer demand and general market uncertainty. In 2022, many countries lifted some or all restrictions related to COVID-19. However, this outbreak and any future outbreaks may continue to adversely affect the global economy, financial markets and the economies of certain nations and individual issuers, any of which may negatively impact the Fund and its holdings. Similar consequences could arise as a result of the spread of other infectious diseases.

As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to such disruption with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in, and may in the future result in, negative interest rates and higher inflation. The Federal Reserve Board has since reversed this policy by imposing a series of federal funds rate hikes, as noted above, over the course of 2022. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty and adversely affect the value of the Fund's investments and the performance of the Fund.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including CMBS and RMBS, are subject to prepayment risk and, thus, can be highly sensitive to changes in interest rates. Generally, in a period of rising interest rates, individual borrowers are less likely to exercise prepayment options which tend to extend the expected maturity of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, if the Fund holds mortgage-related securities, rising interest rates may cause the Fund to exhibit additional volatility due to the increased expected average life of its mortgage-related holdings. When interest rates decline, borrowers may pay their mortgages sooner than expected. These prepayments can reduce the returns of the Fund because the Fund may realize losses on securities that were acquired at a premium to par and the Fund may have to reinvest the proceeds from prepayments at the lower prevailing interest rates which can reduce the Fund's yield.

Mortgage-related securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several cash flow streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive specific sources of cash flow such as interest-only (“Ios”) or principal-only (“Pos”). These securities are frequently referred to as “stripped securities” and are subject to interest rate risks described below. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the manager, it is possible that the Fund could lose all or substantially all of its investment. The market prices of CMOs structured as accrual certificates (also known as “Z-Bonds”) are affected to a greater extent by interest rate changes and therefore tend to be more volatile than securities which pay current interest in cash. Mortgage-related securities, including CMBS and RMBS, and in particular those not backed by a government guarantee, are subject to credit risk, i.e. the likelihood that an issuer will default on the payment of principal and/or interest on a security. CMBS and RMBS investments that are backed by mortgages given to borrowers considered to be higher risk borrowers generally include one or more aggressive mortgage terms, such as a high loan-to-value ratio. Such mortgages carry a higher degree of credit risk than other loans, and, therefore, a higher probability of default.

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations ("CBOs"), and other similarly structured securities. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with credit-related securities discussed elsewhere in the prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to, the risk that: (i) distributions from collateral securities may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Investments in CDOs are also more difficult to value than other investments. In addition, although not required, valuations of Fund holdings are ordinarily verified via a second pricing source. However, second source pricing may not be available with respect to certain CDOs in which the Fund invests as a result of a lack of readily available market quotations. In addition, there may be delays in the Fund's ability to invest in CDOs at desired levels as a result of the increased time necessary for the Adviser to resolve valuation and operational issues necessary to make these investments.

The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Certain asset-backed securities, including securities backed by auto loans, are subject to subprime lending and loan-to-value risk. One of the most significant risks to a holder of an auto loan asset-backed security is the fluctuation of the value of the loans acquired. The higher the loan-to-value ratio, the riskier the loan is for a lender. Further, subprime loans underlying auto loan asset-backed securities may have higher default rates than loans that meet more stringent underwriting requirements.

Stripped Securities Risk. Stripped securities are more volatile than securities where the principal and interest payments have not been separated. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds because a change in interest rates may increase or decrease prepayments of principal. While the U.S. government or its agencies or instrumentalities may guarantee the full repayment of principal on stripped securities they issue, repayment of interest is generally guaranteed only while the underlying assets or pools of assets are outstanding. The market for stripped securities may be limited, which may make it difficult for the Fund to dispose of them quickly at an acceptable price.

Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Below investment grade securities have more risk with respect to the issuer's ability to pay interest and repay principal when due, and therefore involve a greater risk of default or nonpayment. Credit risk of a security may change over time. Ratings agencies periodically review certain securities and may downgrade a security that is held by the Fund. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. Issuers may call outstanding securities before maturity for a number of reasons, including decreases in prevailing interest rates or improvements to the issuer's credit profile. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, non-U.S. securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. Lower-rated debt securities tend to be less liquid than higher-rated securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Investments in illiquid derivatives may create the potential for the Fund to face ongoing margin and settlement payment obligations thereunder. Furthermore, reduced number and capacity of dealers and other counterparties to "make markets" in fixed income securities, in connection with the growth of the fixed income markets, may increase liquidity risk with respect to the Fund's investments in fixed income securities. When there is no willing buyer and investments cannot be readily sold, the Fund may have to lower the selling price, sell other investments, or may not be able to sell the securities at all and may have to forego another, more appealing investment opportunity, any of which could have a negative effect on the Fund's performance. These securities may also be difficult to value and their values may be more volatile because of liquidity risk. Increased Fund redemption activity may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. Regulatory changes may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. Liquidity risk may intensify during periods of economic uncertainty.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions of Fund shares by a large investor may negatively affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. In addition, the Fund and its service providers are subject to potential operational and information security risks from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events and may include, among other events, the stealing or corrupting of data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber-attacks. Cyber-security breaches affecting the Fund or the Adviser, custodian, transfer agent, intermediaries, trading counterparties or other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, result in violations of applicable privacy and other laws, subject the Fund to regulatory fines, cause the Fund and its shareholders to experience financial losses, or cause reputational damage and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cyber security risk management purposes. The Fund has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks and disruptions in services, but there are inherent limitations in these plans and systems. For example, the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Fund cannot control the cyber-security systems of issuers or third-party service providers; and certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders could be negatively impacted as a result.

Private Placements and Restricted Securities Risk. Private placement securities are securities that are not registered under the federal securities laws, and are generally eligible for sale only to certain eligible investors. The Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when FPA believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of the Fund. The sale of such investments may also be restricted under securities laws.

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate.

Any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Associated with Investing in High Yield Securities. High yield bonds, sometimes called “junk” bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. Because investment in lower-rated or unrated securities involves greater investment risk, achievement of the Fund's investment objective is more dependent on the portfolio manager's credit analysis of these securities than with respect to the Fund's investments in higher-rated securities. The portfolio manager does not employ a rating valuation for unrated securities. Decisions to purchase and sell these securities are based on the portfolio manager's evaluation of their investment potential and not on the ratings assigned by credit agencies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Compared to investment-grade debt securities, market developments and the financial and business conditions of the corporation issuing high yield securities influence the price and liquidity of high yield securities more than changes in interest rates when compared to investment grade debt securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in the prices of lower-rated securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. New and proposed laws and regulations could negatively impact the market for high-yield bonds. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately. There is no limit on the ratings of high yield securities that may be purchased or held by the Fund, and the Fund may invest in securities that are in default.

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

Sovereign Debt Risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. Certain of the risks noted below may also apply to securities of U.S. issuers with significant non-U.S. operations. Investments in non-U.S. securities involve the following risks:

•	The economies of some non-U.S. markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or non-U.S. capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

•	Governmental actions—such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes—may adversely affect investments in non-U.S. markets. Such governments may also participate to a significant degree, through ownership or regulation, in their respective economies.

•	The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair the Fund's ability to purchase or sell non-U.S. securities or transfer its assets or income back to the U.S. or otherwise adversely affect the Fund's operations.

•	Other non-U.S. market risks include foreign exchange controls, difficulties in pricing securities, defaults on non-U.S. government securities, difficulties in enforcing favorable legal judgments in non-U.S. courts, and political and social instability. Legal remedies available to investors in some non-U.S. countries are less extensive than those available to investors in the U.S. Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could adversely affect the Fund's non-U.S. holdings or exposures.

•	Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the portfolio manager to completely and accurately determine a company's financial condition or otherwise assess a company's creditworthiness.

•	Because there may be fewer investors on non-U.S. exchanges and smaller numbers of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may be more volatile than prices of securities traded in the U.S.

•	Non-U.S. markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed, and the Fund's assets may be uninvested and may not be earning returns. The Fund also may miss investment opportunities or not be able to sell an investment or reduce its exposure because of these delays.

•	Changes in currency exchange rates will affect the value of the Fund's non-U.S. holdings or exposures.

•	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions, increasing the transaction costs paid directly or indirectly by the Fund.

•	International trade barriers or economic sanctions against non-U.S. countries may adversely affect the Fund's non-U.S. holdings or exposures.

•	Global economies are increasingly interconnected, which increases the possibilities that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

•	The severity or duration of these conditions may be affected if one or more countries leave the European Union, or the euro currency or if other policy changes are made by governments or quasi-governmental organizations.

Risks Associated with Investing in Convertible Securities. A convertible security is a bond, debenture, or note that may be exchanged for particular common stocks in the future at a predetermined price or formula within a specified period of time. A convertible security entitles the holder to receive interest paid or accrued on the debt security until the convertible security matures or is redeemed. Prior to redemption, convertible securities provide benefits similar to nonconvertible debt securities in that they generally provide income with higher yields than those of similar common stocks. Convertible securities may entail less risk than the corporation's common stocks. Convertible securities are generally not investment grade. The risks of nonpayment of the principal and interest increase when debt securities are rated lower than investment grade or are not rated.

Risks Associated with Deep Discount Securities. The high yield securities in which the Fund may invest may from time to time include debt securities of companies that are financially troubled, in default or are in bankruptcy or reorganization. These securities are called “Deep Discount Securities” and are deeply discounted from their face value. The Fund will invest in Deep Discount Securities when the portfolio manager believes that the issuer's financial condition is likely to improve. A debt instrument purchased at a deep discount, but prior to default, may pay a very high effective yield. If the issuer's financial condition improves, the underlying value of the securities may increase and result in a capital gain. If the issuer cannot meet its debt obligations, however, the Deep Discount Securities may stop generating income and lose its value or become worthless. The portfolio manager will balance the benefits of Deep Discount Securities with their risks. A diversified portfolio may reduce the overall impact of a Deep Discount Security in default or reduced in value, but the risk cannot be eliminated. A lack of reliable, objective data or market quotations may make it more difficult to value deep discount securities accurately. Insufficient liquidity in the deep discount security market may make it more difficult to dispose of such securities and may cause the Fund to experience sudden and substantial price declines.

Currency Transactions Risk. Currency hedging involves many risks, such as leveraging risk, market risk, liquidity risk, counterparty risk, management risk, operational risk and legal risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains and add to investment losses. Currency hedging can also be adversely affected by changes to government controls, limitations or restrictions. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls and speculation. There can be no assurance that currency transactions or currency hedging techniques will be successful.

Over-the-Counter (“OTC”) Risk. Securities and derivatives traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Adjustable Rate Mortgage (“ARM”) Risk. During periods of extreme fluctuations in interest rates, the resulting fluctuations of ARM rates could affect the ARMs’ market value. Most ARMs generally have annual reset limits or “caps”. Fluctuations in interest rates above these levels, thus, could cause the mortgage-backed securities to “cap out” and to behave more like long-term, fixed-rate debt securities. During periods of declining interest rates, of course, the coupon rates may readjust downward and result in lower yields. Because of this feature, the value of ARMs will likely not rise during periods of declining interest rates to the same extent as fixed-rate instruments.

FPA Queens Road Small Cap Value Fund (Acquired Fund)/FPA Queens Road Small Cap Value Fund (Acquiring Fund)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Stock Market Volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small Cap Securities. Investing in the securities of small capitalization companies involves special risks. Among other things, the prices of securities of these companies generally are more volatile than those of larger companies; the securities of small capitalization companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. In addition, it is anticipated that some of the Fund’s portfolio securities may not be widely traded, and that the Fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller capitalization companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small capitalization companies have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub- adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, national or international political events, war, acts of terrorism, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. The Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and, more recently, COVID-19 and subsequent variants. The global outbreak of COVID-19 which began in early 2020 has resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, labor restrictions, lower consumer demand and general market uncertainty. The effects of COVID-19 and subsequent variants have and may continue to adversely affect the global economy, financial markets and the economies of certain nations and individual issuers, any of which may negatively impact the Fund and its holdings. Similar consequences could arise as a result of the spread of other infectious diseases.

As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to the situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in, and may in the future result in, negative interest rates and higher inflation.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value per share (“NAV”); impediments to trading; the inability of the Fund, the adviser, the sub-adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or service providers to the Fund. Such entities have experienced cyber-attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

FPA Queens Road Value Fund (Acquired Fund)/FPA Queens Road Value Fund (Acquiring Fund)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Issuer-Specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, national or international political events, war, acts of terrorism, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. The Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and, more recently, COVID-19 and subsequent variants. The global outbreak of COVID-19 which began in early 2020 has resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, labor restrictions, lower consumer demand and general market uncertainty. The effects of COVID-19 and subsequent variants have and may continue to adversely affect the global economy, financial markets and the economies of certain nations and individual issuers, any of which may negatively impact the Fund and its holdings. Similar consequences could arise as a result of the spread of other infectious diseases.

As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to the situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in, and may in the future result in, negative interest rates and higher inflation.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub- adviser’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the sub-adviser’s personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Small and Medium Cap Securities. Investing in the securities of small and medium capitalization companies involves special risks. Among other things, the prices of securities of these companies generally are more volatile than those of larger companies; the securities of small and medium capitalization companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. In addition, it is anticipated that some of the Fund’s portfolio securities may not be widely traded, and that the Fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of such securities quickly at prevailing market prices. Investments in securities of companies with small and medium market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller and medium capitalization companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small and medium capitalization companies have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small cap stocks may, to a degree, fluctuate independently of larger cap stocks, i.e., small cap stocks may decline in price as the prices of large cap stocks rise or vice versa.

Stock Market Volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value per share (“NAV”); impediments to trading; the inability of the Fund, the adviser, the sub-adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invest; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or service providers to the Fund. Such entities have experienced cyber-attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

FPA U.S. Core Equity Fund, Inc. (Acquired Fund)/FPA U.S. Core Equity Fund (Acquiring Fund)

Equity Securities. Equity securities represent ownership shares in a company, and include securities that convey an interest in, may be converted into or give holders a right to purchase or otherwise acquire such ownership shares in a company.

Common Stock. Common stocks represent shares of ownership in a company. After other company obligations are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Ownership of common stock of a non-U.S. company may be represented by depositary receipts (which are certificates evidencing ownership of securities of a non-U.S. issuer).

Preferred Stock. Preferred stock is typically subordinated to an issuer’s senior debt, but senior to the issuer’s common stock. Typically, preferred stock is structured as a long-dated or perpetual bond that distributes income on a regular basis. Issuers are permitted to skip (“non-cumulative” preferred stock) or defer (“cumulative” preferred stock) distributions. Preferred stock may be convertible into common stock and may contain call or maturity extension features.

Warrants. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally two or more years).They can be highly volatile and may have no voting rights, pay no dividends, and have no rights with respect to the assets of the entity issuing them.

Cash Equivalents. Cash equivalents are short-dated instruments that are readily convertible into cash. They may include bank obligations, commercial paper, and repurchase agreements. Bank obligations include certificates of deposit and bankers’ acceptances. Commercial paper is a short-term promissory note issued by a corporation, which may have a floating or variable rate. Repurchase agreements are transactions under which the Fund purchases a security from a dealer counterparty and agrees to resell the security on a specified future date at the same price, plus a specified interest rate.

Risks Associated with Investing in Equities. Equity securities, generally common stocks, preferred stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management.

Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns. Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of smaller-cap and mid-cap companies tend to fluctuate more widely than those of larger, more established companies. Smaller-cap and mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager considers to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. Certain of the risks noted below may also apply to securities of U.S. issuers with significant non-U.S. operations. Investments in non-U.S. securities involve the following risks:

●	The economies of some non-U.S. markets often do not compare favorably with that of the U.S. in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or non-U.S. capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

●	Governmental actions—such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes—may adversely affect investments in non-U.S. markets. Such governments may also participate to a significant degree, through ownership or regulation, in their respective economies.

●	The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair the Fund’s ability to purchase or sell non-U.S. securities or transfer its assets or income back to the U.S. or otherwise adversely affect the Fund’s operations.

●	Other non-U.S. market risks include foreign exchange controls, difficulties in pricing securities, defaults on non-U.S. government securities, difficulties in enforcing favorable legal judgments in non-U.S. courts, and political and social instability. Legal remedies available to investors in some non-U.S. countries are less extensive than those available to investors in the U.S. Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could adversely affect the Fund’s non-U.S. holdings or exposures.

●	Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S.

accounting standards, it may be harder for the portfolio manager to completely and accurately determine a company’s financial condition or otherwise assess a company’s creditworthiness.

●	Because there may be fewer investors on non-U.S. exchanges and smaller numbers of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of non-U.S. securities may be more volatile than prices of securities traded in the U.S.

●	Non-U.S. markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed, and the Fund’s assets may be uninvested and may not be earning returns. The Fund also may miss investment opportunities or not be able to sell an investment or reduce its exposure because of these delays.

●	Changes in currency exchange rates will affect the value of the Fund’s non-U.S. holdings or exposures.

●	The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions, increasing the transaction costs paid directly or indirectly by the Fund.

●	International trade barriers or economic sanctions against non-U.S. countries may adversely affect the Fund’s non-U.S. holdings or exposures.

●	Global economies are increasingly interconnected, which increases the possibilities that conditions in one country, region or financial market might adversely impact a different country, region or financial market.

The severity or duration of these conditions may be affected if one or more countries leave the European Union or the euro currency or if other policy changes are made by governments or quasi-governmental organizations.

The Fund may invest in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Global Depositary Notes (“GDNs”), which are certificates evidencing ownership of securities of a non-U.S. issuer. Depositary receipts may be sponsored by the non-U.S. issuer or unsponsored. Depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing in non-U.S. securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be considered material in the U.S., or to pass through to shareholders any voting rights with respect to the deposited securities. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table.  A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser’s personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. In addition, the Fund and its service providers are subject to potential operational and information security risks from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events and may include, among other events, the stealing or corrupting of data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber-attacks. Cyber-security breaches affecting the Fund or the Adviser, custodian, transfer agent, intermediaries, trading counterparties or other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, result in violations of applicable privacy and other laws, subject the Fund to regulatory fines, cause the Fund and its shareholders to experience financial losses, or cause reputational damage and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cyber security risk management purposes. The Fund has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks and disruptions in services, but there are inherent limitations in these plans and systems. For example, the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Fund cannot control the cyber-security systems of issuers or third-party service providers; and certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders could be negatively impacted as a result.

Market Risk.  The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, national or international political events, war, acts of terrorism, inflation/deflation, market disruptions, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. Shareholder redemptions may also cause the Fund to engage in “odd-lot” fixed income transactions, which due to their small size, may result in the Fund receiving substantially lower value on such transactions than if the Fund had engaged in a large block trade of such securities. The Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

In addition, issuers of securities in which the Fund invests are subject to potential operational and information security risks from breaches in cyber security, including cyber-attacks. A breach in cyber security refers to both intentional and unintentional cyber events and may include, among other events, the stealing or corrupting of data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber security breaches. Such cyber events could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and, more recently, COVID-19 and subsequent variants. The global outbreak of COVID-19 which began in early 2020 has resulted in various disruptions, including travel and border restrictions, quarantines, supply chain disruptions, labor restrictions, lower consumer demand and general market uncertainty. In 2022, many countries lifted some or all restrictions related to COVID-19. However, this outbreak and any future outbreaks may continue to adversely affect the global economy, financial markets and the economies of certain nations and individual issuers, any of which may negatively impact the Fund and its holdings. Similar consequences could arise as a result of the spread of other infectious diseases.

As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to such disruption with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in, and may in the future result in, negative interest rates and higher inflation. The Federal Reserve Board has since reversed this policy by imposing a series of federal funds rate hikes, as noted above, over the course of 2022. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty and adversely affect the value of the Fund's investments and the performance of the Fund.

Large Investor Risk.  Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions of Fund shares by a large investor may negatively affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Fundamental Investment Policies

Each Acquired Fund and its corresponding Acquiring Fund have adopted the same fundamental investment policies, which may not be changed without prior shareholder approval. The fundamental investment policies for each Acquiring Fund are listed in the Funds’ statement of additional information dated [         ], 2023. These materials are incorporated by reference into the Statement of Additional Information, and are available upon request. Each Acquired Fund’s fundamental and non-fundamental investment policies are listed in its respective statement of additional information, each of which is incorporated by reference into the Statement of Additional Information, and is available upon request.

What are the Funds’ arrangements for purchases, exchanges, and redemptions?

The Acquired Funds and the Acquiring Funds have the same procedures for purchasing, exchanging, and redeeming shares, which are summarized below. The following table contains a brief summary, and you should consult the Funds’ prospectuses for further information.

Minimum Investments	The minimum investments for each Acquiring Fund (and their applicable share class minimums) are the same as the minimum investments for each corresponding Acquired Fund.

Purchase of Shares	You may purchase Fund shares on any business day by:
● Writing to the Fund (FPA Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or 235 West Galena Street, Milwaukee, Wisconsin 53212)

●	By check
●	By wire
●	By ACH (Automated Clearing House),
●	By telephone
●	By contacting your financial intermediary

Redeeming (Selling) Shares	You will be entitled to redeem all or any portion of the shares credited to your accounts by:
	●	By writing to the Fund (FPA Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or 235 West Galena Street, Milwaukee, Wisconsin 53212)
	●	By telephone
	●	By contacting your financial intermediary

Redemption proceeds are normally paid in cash within seven days after the tender of shares.
Redemption Fees	The Funds do not impose any redemption fees.
Pre-Authorized Investment Plan

You may establish an account with a $100 minimum initial investment and the establishment of automatic monthly investments of at least $100. To make automatic monthly investments, you must complete the Account Application available from dealers or UMB Distribution Services, LLC. UMB Fund Services, Inc. will withdraw funds from your bank account monthly for $100 or more as specified through the ACH.

Systematic Withdrawal Plan

If you have an account with a value of $10,000 or more, you can make monthly, quarterly, semi-annual or annual withdrawals of $50 or more by electing this option on the Account Privileges Change Form. Under this arrangement, sufficient Fund shares will be sold to cover the withdrawals and the proceeds will be forwarded to you as directed on the Account Privileges Change Form. If withdrawals continually exceed reinvestments, your account will be reduced and ultimately exhausted. Please note that concurrent withdrawals and purchases are ordinarily not in your best interest and you will generally recognize any taxable gains or losses on the withdrawals.

Exchanges	You may exchange shares of your Fund for shares of another Fund managed by FPA. Exchanges are subject to the following conditions:

	●	You are limited to four exchanges in one account during any calendar year;

●	Shares must be owned 15 days before exchanging, and cannot be in certificate form unless you deliver the certificate when you request the exchange;
●	An exchange is subject to the same initial investment minimums required for each particular FPA Fund and, at a minimum, requires the purchase of shares with a value of at least $1,000; and
●	Exchanges are subject to the same signature and signature guarantee requirements applicable to the redemption of shares.

Small Accounts

If as a result of a redemption, your account value falls below $500, the Fund can direct UMB Fund Services, Inc. to redeem your remaining Fund shares. In such case, you will be notified in writing that your account value is insufficient and be given up to 60 days to increase it to $500.

Frequent Trading

The Funds are not intended as vehicles for frequent trading and/or market timing in an attempt to profit from short-term fluctuations in the securities markets and do not accommodate frequent trading. The Board has adopted policies and procedures designed to deter or prevent frequent purchases and redemptions. Such trading could interfere with the efficient management of a Fund’s portfolio, increase brokerage and administrative costs and dilute the value of Fund shares held by long-term investors. In addition, exchanges between this Fund and the other FPA Funds are limited to no more than four exchanges during any calendar year. Irrespective of exchange limits, the Fund reserves the right to reject any purchase request (including in connection with an exchange) if management determines in its discretion that the request may be part of a pattern of excessive trading that could adversely affect the Fund.

NAV

Each Fund calculates its share price, also called net asset value, as of the close of trading on the NYSE, every day the NYSE is open, normally 4:00 p.m. Eastern time. The NYSE is closed not only on weekends but also on customary holidays, which currently are New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Non-U.S. securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. The share price is rounded to the nearest cent per share and equals the market value of all portfolio securities plus other assets, less all liabilities, divided by the number of Fund shares outstanding. Orders received by dealers before the NYSE closes on any business day are priced based on the share price for that day, as described in greater detail below. Orders received by UMB Fund Services, Inc. at the Fund’s P.O. Box address are priced based upon the Fund’s share price at the close of trading on the day received at the P.O. Box.

What are the Funds’ income and capital gain distribution policies?

The distribution policies of the Acquired Funds are the same as their corresponding Acquiring Funds with respect to the timing of distributions.

The FPA New Income Fund distributes income dividends monthly and other distributions, if any, at least annually. The FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund and FPA U.S. Core Equity Fund distribute any distributions at least annually. Each Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, each Fund will generally distribute substantially all of its net investment income and net realized capital gain.

What are the Funds’ valuation and pricing arrangements?

The Acquired Funds have the same procedures for valuing their portfolio securities as their corresponding Acquiring Funds. For both the Acquiring Funds and the Acquired Funds, NAV is calculated each business day as of the close of the New York Stock Exchange (“NYSE”), which is typically 4:00 p.m. Eastern Time. On occasion, the NYSE will close before 4:00 p.m. Eastern Time. When that happens, a Fund’s NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate their NAVs as of 4:00 p.m. Eastern Time if the particular disruption or closure directly affects only the NYSE. Further information about the Funds’ pricing and valuation arrangements is contained in the prospectuses and statements of additional information of the Acquired Funds and Acquiring Funds.

What are the fiscal years for the Funds?

Each Acquiring Fund has the same fiscal year as its corresponding Acquired Fund. As a result, the Acquiring Fund will deliver updated prospectuses and make available annual and semi-annual shareholder reports about the same time of year as the Acquired Fund delivered this information. Fiscal year ends may change after closing in compliance with applicable laws.

Where can I find more financial and performance information about the Funds?

Additional information is available in the Funds’ prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports, as applicable. Because the Acquiring Funds have not yet commenced operations, no annual report is available for them.

The Acquired Funds’ prospectuses, as well as the Acquiring Funds’ prospectuses, are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus. A copy of each applicable Acquired Fund prospectus and each applicable Acquiring Fund prospectus is available upon request from FPA, free of charge.

The Statement of Additional Information also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus. The Acquired Funds’ statements of additional information, as well as the Acquiring Funds’ statements of additional information, are incorporated therein by reference, and are available upon request, free of charge.

The applicable prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports have been filed with the SEC and are available, free of charge, by (i) contacting UMB Distribution Services, LLC at 235 West Galena Street, Milwaukee, Wisconsin 53212, telephone (310) 473-0225 or (800) 982-4372 (except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands), (ii) accessing the documents at the Funds’ website at https://fpa.com/funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

What about transactions through financial intermediaries?

Each Fund has authorized certain financial intermediaries including one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. A Fund is deemed to have received a purchase or redemption order when an authorized financial intermediary, including an authorized broker or if applicable a broker’s authorized designee, accepts the order. No other action is required by the shareholder who places an order with a financial intermediary. Customer orders are priced at the Fund’s net asset value per share next computed after they are accepted by an authorized financial intermediary, including an authorized broker or the broker’s authorized designee.

Shareholders may be required to pay a commission directly to their broker or other financial intermediary when buying or selling shares of a Fund. Shareholders and potential investors may wish to contact their broker or other financial intermediary for information regarding applicable commissions, transaction fees or other charges associated with transactions in shares of the Funds.

In addition, brokers, dealers, banks, trust companies and other financial representatives may receive compensation from a Fund or its service providers for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

After consideration of all relevant factors, including the potential impact of the Reorganizations on the Acquired Funds’ shareholders, FPA proposed that each Acquired Fund be reorganized into its corresponding Acquiring Fund because of certain benefits associated with Trust, which FPA believes will better serve the interests of Acquired Fund shareholders. FPA believes that the proposed Reorganizations align with its longer-term strategic objectives and can bring meaningful benefits to Fund shareholders. To further these objectives, it is expected that FPA will recommend to the Boards that the Funds join the multi-series trust platform (the “Platform”) sponsored by MFAC and UMB as a stand-alone trust to enhance the administrative services provided to the Funds, thereby engaging MFAC and UMB to provide fund administration services and UMB to provide the accounting and custody services currently performed by State Street Bank and Trust. The Funds would also engage Tait, Weller & Baker LLP as the Funds’ Independent Registered Public Accounting Firm to provide the audit and tax services currently performed by Ernst & Young LLP. Initially, the FPA Funds will be the only funds in the FPA Funds Trust. Some of the efficiencies of the Platform may be driven by adding non-FPA advised Funds to the Trust; there are currently no plans to do so, and the Trustees will determine when, and if, it is in the best interests of the Funds to add funds managed by other advisers to the Trust in the future. For example, adding other funds to the Trust may achieve cost savings and/or other benefits. FPA believes that the Reorganizations combined with the Funds joining the Platform will allow FPA to dedicate more time and resources to the management of the Funds’ portfolios by focusing more efficiently the time and resources spent on administrative activities. FPA also believes that the Reorganizations and joining the Platform can drive efficiencies for Funds and their service providers through standardization of workflow across all the Funds and other fund complexes using the Platform. FPA further believes that the efficiency and standardization of the Platform’s processes can reduce and help manage the risks of operational errors. FPA has indicated that no Fund will see an increase in its total net operating expenses as a result of the Reorganizations or as a result of joining the Platform. In addition, FPA anticipates that each Fund may achieve some level of gross expense savings in the future; since most of those savings will serve to reduce a portion of FPA’s subsidies of certain Funds’ expenses, believes that only FPA Queens Road Small Cap Value Fund and FPA U.S. Core Equity Fund, Inc. may experience future net operating expense savings.

The Acquired Funds’ Boards considered the Reorganizations proposed by FPA and approved each Plan with respect to each Acquired Fund. In considering each Plan, the Acquired Fund’s Board requested and received detailed information from the officers of the Acquired Funds, and representatives of FPA regarding the Reorganizations, including: (1) the investment objectives, investment strategies, and fundamental investment policies of each Acquired Fund and the corresponding Acquiring Fund; (2) a comparison of the fees and expenses of the Funds; (3) the proposed plans for ongoing management, distribution, and operation of the Acquiring Funds; (4) the management and business of FPA, MFAC and UMB; (5) the impact of the Reorganizations on the Acquired Funds and shareholders of the Acquired Funds, including different subsets of Acquired Fund shareholders; and (6) the specific terms of the Plan.

In approving each Reorganization with respect to an Acquired Fund, the Acquired Fund’s Board, including all of the Independent Trustees, determined that (i) participation in the Reorganization is in the best interest of the Acquired Funds, and (ii) the interests of the existing Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making these determinations, the Acquired Funds’ Boards, including all of the Independent Trustees, considered a number of factors, including the potential benefits and costs of each Reorganization to the shareholders of each Acquired Fund. These considerations included the following:

•	The investment objectives, investment strategies and fundamental investment policies of each Acquired Fund and its corresponding Acquiring Fund are identical.

•	FPA is the adviser of both the Acquired Funds and Acquiring Funds, and there are no material differences in the contractual terms of an Acquired Fund’s investment management agreement with FPA as compared to the corresponding Acquiring Fund’s investment management agreement. The Acquired Fund’s Board also considered FPA’s representation that a Reorganization will not result in any decline in the level of services from the level of services that historically have been provided to an Acquired Fund.

•	A vote of shareholders of the Acquired Funds is not required under the organizational documents governing the Acquired Funds.

•	Each Reorganization meets the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of an Acquired Fund or Acquiring Fund.

•	All costs of associated with each Reorganization (including the legal costs) will be paid by FPA, and not the Acquired Funds or Acquiring Funds.

•	Each Acquiring Fund will have the same net expense ratio than each share class of its corresponding Acquired Fund after taking into consideration fee waivers agreed to by FPA and that these expense limitation agreements will remain in effect for at least [one year] from the effective date of each Reorganization.

•	Each Reorganization is intended to be a tax-free reorganization.

•	Shares of an Acquiring Fund that would be received by the shareholders of an Acquired Fund in the exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Acquired Fund as of the Closing Date of the Reorganization

•	The alternatives available for shareholders of each Acquired Fund, including the ability to redeem or exchange their shares of the Acquired Fund prior to the Reorganization without being subject to any Fund-imposed fees.

Based upon their evaluation of the relevant information presented to it, the Acquired Funds’ Boards, including all of the Independent Directors/Trustees approved each Reorganization. In connection with its approval each Acquired Fund’s Board determined with respect to each Reorganization that participation in the Reorganization is in the best interests of the shareholders of each Acquired Fund and that the interests of existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization.

INFORMATION ABOUT THE PLANS

This is only a summary of the Plans. You should read the form of the Plan, which is attached as Appendix A to this Information Statement/Prospectus, for complete information about the Reorganizations.

How will the Reorganizations be carried out?

Each Reorganization will take place after various conditions are satisfied, including the preparation of certain documents, pursuant to each Plan. Each Plan provides for the transfer of all of the assets and liabilities of an Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the Acquired Fund. The Acquired fund will then immediately distribute to its shareholders of the portion of shares of the Acquiring Fund to which each shareholder is entitled in complete liquidation of the Acquired Fund.

After shares of the Acquiring Fund are distributed to the Acquired Fund’s shareholders, the Acquired Fund will be completely liquidated and dissolved. As a result of a Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the Closing Date of the Reorganization, which is the specific date on which the Reorganization takes place. The expected Closing Date of each Reorganization is expected to occur on or about [   ], 2023.

The Closing Date may be delayed. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

The parties may agree to amend the Plan to the extent permitted by law. If the Trust and an Acquired Fund so agree, a Plan may be terminated or abandoned for one or more Reorganizations at any time before the Reorganizations.

The Trust and each Acquired Fund have made representations and warranties in their respective Plans that are customary in matters such as the Reorganizations. The Plan contains a number of conditions precedent that must occur before an Acquired Fund or Acquiring Fund is obligated to proceed with a Reorganization. One of these conditions requires that the Trust and each Acquired Fund shall have received a tax opinion from Dechert as described below that the consummation of a Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Acquired Fund, the Acquiring Fund or their shareholders.

Although shareholder approval of the Reorganizations is not required and the Trust does not anticipate that a Reorganization will be terminated, if a Reorganization is terminated, shareholders of the Acquired Fund would be notified of the change and the Acquired Fund would continue with its current operations.

No Reorganization will be contingent on the occurrence of any other Reorganization.

Who will pay the costs associated with the Reorganizations?

All costs associated with the Reorganizations will be paid by FPA and not by the Acquired Funds or Acquiring Funds. The costs of the Reorganization shall include, but not be limited to, preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by FPA. The following estimated expenses represent management’s estimate of the professional fees, charges by service providers, and any costs related to the printing and mailing of this Information Statement/Prospectus:

Reorganization	Estimated Expenses
FPA New Income Reorganization	$190,000
FPA Queens Road Small Cap Value Reorganization	$54,000
FPA Queens Road Value Reorganization	$42,000
FPA U.S. Core Equity Reorganization	$45,000

Because each Acquiring Fund is a newly created “shell” fund that has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of its corresponding Acquired Fund and continue the business of the Acquired Fund. Therefore, there will not be any portfolio repositioning or brokerage costs as a result of the Reorganization.

What are the tax consequences of the Reorganizations?

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. As a condition to the consummation of the Reorganizations, Dechert will deliver an opinion (“Tax Opinion”) to the Trust and each Acquired Fund to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Acquired Funds and Acquiring Funds) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with their respective Plans, for federal income tax purposes:

•	Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	An Acquired Fund will not recognize gain or loss upon the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in liquidation;
•	An Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the corresponding Acquired Fund solely in exchange for the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares;
•	Each Acquired Fund’s shareholders will not recognize any gain or loss on the exchange of their Acquired Fund shares for corresponding Acquiring Fund shares;
•	The aggregate tax basis in Acquiring Fund shares that an Acquired Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Acquired Fund shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that an Acquired Fund shareholder receives pursuant to the Reorganization will include the holding period for the Acquired Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;
•	An Acquiring Fund’s tax basis in each asset the corresponding Acquired Fund transfers to it will be the same as the Acquired Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Acquired Fund’s holding period therefore immediately after the Reorganization; and
•	Each Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the corresponding Acquiring Fund, subject to the limitations under the Code and the Treasury regulations thereunder.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of an Acquired Fund is expected to continue with its Acquiring Fund, and the capital gains resulting from portfolio turnover, if any, prior to the Reorganization will be carried over to the Acquiring Fund. If a Reorganization were to end the tax year of an Acquired Fund (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from the Acquired Fund for its short tax year ending on the Closing Date. Such distributions may be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such an Acquired Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each Acquiring Fund will succeed to the tax attributes of the corresponding Acquired Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Acquired Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Acquired Fund will be available to offset future gains recognized by the combined Acquiring Fund. Capital losses of an Acquired Fund may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, no change of ownership of the corresponding Acquired Fund is expected as a result of the Reorganizations.

Thus, a reorganization of an Acquired Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Acquired Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to an Acquired Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS

FPA New Income, Inc. is organized as a Maryland Corporation and is an open-end, diversified investment management company that commenced operations in 1966. FPA New Income, Inc. is governed by its Articles of Incorporation and By-Laws and laws of the State of Maryland.

FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund are each a series of Bragg Capital Trust. Bragg Capital Trust is an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. Bragg Capital Trust is governed by its Agreement and Declaration of Trust and By-Laws and the laws of the State of Delaware. FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund are currently the only two series of Bragg Capital Trust.

FPA U.S. Core Equity Fund, Inc. is organized as a Maryland Corporation and is an open-end, diversified investment management company that commenced operations in 1984. The FPA U.S. Core Equity Fund is governed by its Articles of Incorporation and By-Laws and laws of the State of Maryland.

Acquired Funds also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

Each Acquiring Fund is a series of the Trust. The Trust was organized under the name The Regis Fund II as a Delaware statutory trust on May 18, 1994. On October 31, 1995, the Trust changed its name to UAM Funds Trust. On August 30, 2002, the shareholders of UAM Funds Trust approved a new Board of Trustees (the “Board”), and the Trust’s name was changed to FPA Funds Trust. The Trust is an open-end, management investment company, and currently consists of two series: FPA Crescent Fund and FPA Flexible Fixed Income Fund. The operations of the FPA Funds Trust are governed by its Agreement and Declaration of Trust (“Declaration of Trust”), By-Laws, and laws of the State of Delaware. The Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

Comparisons of the organizational documents are provided in Appendix B to this Information Statement/Prospectus.

What are the capitalizations of the Funds?

The following tables set forth (i) the unaudited capitalization of each Acquired Fund and its corresponding Acquiring Fund as of May 15, 2023, and (ii) the unaudited pro forma combined capitalization of each Acquiring Fund as adjusted to give effect to the proposed Reorganization as of that date. The following are examples of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Acquired Fund if the Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if each Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization.

FPA New Income, Inc. (Acquired Fund) FPA New Income Fund (Acquiring Fund)	Net Assets	Net Asset Value Per Share	Shares Outstanding
Acquired Fund Shares	$8,183,511,954	$9.60	852,407,287
Acquiring Fund Shares (Pro forma)	$8,183,511,954	$9.60	852,407,287

FPA Queens Road Small Cap Value Fund (Acquired Fund) FPA Queens Road Small Cap Value Fund (Acquiring Fund)	Net Assets	Net Asset Value Per Share	Shares Outstanding
Acquired Fund Investor Class Shares	$73,788,153	$32.10	2,298,399
Acquiring Fund Investor Class Shares (Pro forma)	$73,788,153	$32.10	2,298,399
Acquired Fund Advisor Class Shares	$43,307,944	$32.03	1,352,001
Acquiring Fund Advisor Class Shares (Pro forma)	$43,307,944	$32.03	1,352,001
Acquired Fund Institutional Class Shares	$367,497,701	$32.08	11,456,515
Acquiring Fund Institutional Class Shares (Pro forma)	$367,497,701	$32.08	11,456,515

FPA Queens Road Value Fund (Acquired Fund) FPA Queens Road Value Fund (Acquiring Fund)	Net Assets	Net Asset Value Per Share	Shares Outstanding
Acquired Fund Shares	$31,974,451	$23.97	1,333,971
Acquiring Fund Shares (Pro forma)	$31,974,451	$23.97	1,333,971

FPA U.S. Core Equity Fund, Inc. (Acquired Fund) FPA U.S. Core Equity Fund (Acquiring Fund)	Net Assets	Net Asset Value Per Share	Shares Outstanding
Acquired Fund Shares	$54,432,953	$11.25	4,836,670
Acquiring Fund Shares (Pro forma)	$54,432,953	$11.25	4,836,670

The information in the capitalization tables above is for informational purposes only. There is no assurance that each Reorganization will be consummated. Moreover, if consummated, the capitalization of each Acquired Fund and Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Acquired Fund. Accordingly, the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after such date.

PRINCIPAL SHAREHOLDERS

As of the date hereof, each Acquiring Fund was not operational and, therefore, had no shareholders.

[As of [       ], 2023, the officers and Directors/Trustees of each Acquired Fund, as a group, owned or controlled less than 1% of the outstanding shares of each Acquired Fund.]

As of [    ], 2023, the below shareholders owned of record, or to the knowledge of the Acquired Fund, beneficially, 5% or more of the outstanding shares outstanding shares of the class identified of the Acquired Funds. For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the tables below is identified as the beneficial holder of more than 25% of a series or class, or is identified as the holder of record of more than 25% of a series or class and has voting and/or investment power, it may be presumed to control such series or class.

FPA New Income, Inc.

Shareholder Name/Address	Percentage of Total Outstanding

FPA Queens Road Small Cap Value Fund

Shareholder Name/Address	Percentage of Total Outstanding Investor Class Shares

Shareholder Name/Address	Percentage of Total Outstanding Advisor Class Shares

Shareholder Name/Address	Percentage of Total Outstanding Institutional Class Shares

FPA Queens Road Value Fund

Shareholder Name/Address	Percentage of Total Outstanding

FPA U.S. Core Equity Fund, Inc.

Shareholder Name/Address	Percentage of Total Outstanding Shares of the Acquired Fund

OTHER SERVICE PROVIDERS

The following chart describes the current service providers to the Acquired Funds and the service providers to the Acquiring Funds following the Reorganizations:

	Acquired Funds	Acquiring Funds
Administrator	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111	Mutual Fund Administration, LLC 2220 E. Route 66, Suite 226 Glendora, California 91740 UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, Wisconsin 53212
Distributor	UMB Distribution Services, LLC 235 West Galena Street Milwaukee, Wisconsin 53212	Identical to Acquired Funds
Transfer Agent	UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, Wisconsin 53212	Identical to Acquired Funds
Independent Registered Public Accounting Firm	Ernst & Young LLP 725 South Figueroa Street Los Angeles, California 90017	Tait, Weller & Baker LLP 50 S 16th Street, Suite 2900 Philadelphia, Pennsylvania 19102
Custodian	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111	UMB Bank, n.a. 928 Grand Boulevard, 5th Floor Kansas City, Missouri 64106
Legal Counsel	Dechert LLP One Bush Street Suite 1600 San Francisco, California 94104	Morgan, Lewis & Bockius LLP 600 Anton Boulevard Suite 1800 Costa Mesa, California 92626

ADDITIONAL INFORMATION

Shareholders Sharing the Same Address. Normally, if two or more shareholders share the same address and last name, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Fund(s) have received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Acquiring Fund will deliver promptly a separate copy of the

Information Statement/Prospectus to a shareholder at a shared address. Please contact UMB Distribution Services, LLC by calling (800) 982-4372, except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands (where you may call collect (310) 473-0225) if you would like to receive a separate copy of the Information Statement/Prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of that Fund’s operations, as indicated by the table. Certain information reflects financial results for single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Acquiring Fund is new and has no performance history as of the date of this Information Statement/Prospectus. Each Acquiring Fund will adopt the financial history, including the financial highlights, of its corresponding Acquired Fund following the Reorganizations. The information for each Acquired Fund has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Acquired Fund’s audited annual financial statements, are included in each Acquired Fund’s annual report. Further information about each Acquired Fund’s performance is contained in the Annual and Semi-annual Reports. The Acquired Funds will furnish, without charge, a copy of their most recent Annual and Semi-annual Report to any shareholder upon request. Following the Reorganizations, Tait, Weller & Baker LLP, located at 50 S 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, will serve as the independent registered public accounting firm for the Acquiring Funds.

FPA New Income, Inc.

	Six Months Ended March 31, 2023		For the Year Ended September 30,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value at beginning of period	$9.48		$10.02	$10.00	$10.00		$9.94	$10.05

Income from investment operations:
Net investment income(a)	0.15		0.15	0.13	0.23		0.28	0.29
Net realized and unrealized gain (loss) on investment securities	0.10		(0.53)	0.03	0.01	(b)	0.13	(0.18)
Total from investment operations	$0.25		$(0.38)	$0.16	$0.24		$0.41	$0.11

Less Distributions:
Dividends from net investment income	(0.16)		(0.16)	(0.14)	(0.24)		(0.35)	(0.22)
Net asset value at end of period	$9.57		$9.48	$10.02	$10.00		$10.00	$9.94

Total investment return(c)	2.63%		(3.87)%	1.56%	2.41%		4.20%	1.91%

Ratios and Supplemental Data:
Net assets at end of year (in 000’s)	$8,543,582		$9,465,665	$11,944,191	$8,646,909		$7,327,404	$5,704,624

Ratio of expenses to average net assets:
Before reimbursement from Adviser	0.59	%(d)	0.59%	0.58%	0.57%		0.57%	0.58%
After reimbursement from Adviser	0.45	%(d)	0.46%	0.48%	0.49	%(e)	0.50%	0.49%
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	3.12	%(d)	1.43%	1.18%	2.24%		2.73%	2.88%
After reimbursement from Adviser	3.26	%(d)	1.56%	1.28%	2.32	%(f)	2.80%	2.96%

Portfolio turnover rate	36%		103%	81%	54%		25%	29%

(a)	Per share amount is based on average shares outstanding.
(b)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions.
(d)	Annualized.
(e)	Includes voluntary fee waiver which reduced the ratio of expenses to average net assets after reimbursement from Adviser by 0.01%.
(f)	Includes voluntary fee waiver which increased the ratio of net investment income to average net assets after reimbursement from Adviser by 0.01%.

FPA Queens Road Small Cap Value Fund – Advisor Class

	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022	Period Ended May 31, 2021(a)
Advisor Class
Per share operating performance:
Net asset value at beginning of period	$33.94		$35.52	$28.16
Income from investment operations:
Net investment income(b)	0.19		0.10	0.02
Net realized and unrealized gain on investment securities	0.30		(0.95)	7.44
Total from investment operations	0.49		(0.85)	7.46
Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)
Distributions from net realized capital gains	—		(0.61)	(0.01)
Total distributions	—		(0.73)	(0.10)
Net asset value at end of period	$34.43		$33.94	$35.52
Total investment return(c)	1.44%		(2.46)%	26.58%
Ratios/supplemental data:
Net assets, end of period (in 000's)	$46,562		$39,219	$724
Ratio of expenses to average net assets:
Before reimbursement from Adviser	0.94	%(d)	0.93%	0.90	%(d)
After reimbursement from Adviser	0.94	%(d)	0.93%	0.90	%(d)
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	1.17	%(d)	0.28%	0.10	%(d)
After reimbursement from Adviser	1.17	%(d)	0.28%	0.10	%(d)
Portfolio turnover rate	16	%(d)	10%	15%

(a)	The Advisor Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.
(b)	Per share amount is based on average shares outstanding.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions.
(d)	Annualized.

FPA Queens Road Small Cap Value Fund – Institutional Class

	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022	Period Ended May 31, 2021(a)
Institutional Class
Per share operating performance:
Net asset value at beginning of period	$33.99		$35.52	$28.16
Income from investment operations:
Net investment income(b)	0.20		0.13	0.02
Net realized and unrealized gain on investment securities	0.31		(0.94)	7.44
Total from investment operations	0.51		(0.81)	7.46
Less distributions:

Dividends from net investment income	—		(0.11)	(0.09)
Distributions from net realized capital gains	—		(0.61)	(0.01)
Total distributions	—		(0.72)	(0.10)
Redemption fees	—		—	—
Net asset value at end of period	$34.50		$33.99	$35.52
Total investment return(c)	1.50%		(2.34)%	26.59%
Ratios/supplemental data:
Net assets, end of period (in 000's)	$387,583		$376,221	$301,941
Ratio of expenses to average net assets:
Before reimbursement from Adviser	0.81	%(d)	0.83%	0.91	%(d)
After reimbursement from Adviser	0.81	%(d)	0.83%	0.89	%(d)
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	1.23	%(d)	0.38%	0.08	%(d)
After reimbursement from Adviser	1.23	%(d)	0.38%	0.10	%(d)
Portfolio turnover rate	16	%(d)	10%	15%

(a)	The Institutional Class commenced operations on December 1, 2020. The data shown reflects operations for the period December 1, 2020 to May 31, 2021.
(b)	Per share amount is based on average shares outstanding.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions.
(d)	Annualized.

FPA Queens Road Small Cap Value Fund – Investor Class

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022	2021		2020(a)	2019(a)	2018(a)
Investor Class
Per share operating performance:
Net asset value at beginning of year	$34.03		$35.52	$23.22		$23.61	$27.32	$25.93
Income from investment operations:
Net investment income(b)	0.17		0.07	0.06		0.03	0.05	0.02
Net realized and unrealized gain (loss) on investment securities	0.31		(0.95)	12.34		0.55	(1.28)	1.94
Total from investment operations	0.48		(0.88)	12.40		0.58	(1.23)	1.96
Less distributions:
Dividends from net investment income	—		—	(0.09)		(0.01)	(0.03)	—
Distributions from net realized capital gains	—		(0.61)	(0.01)		(0.96)	(2.45)	(0.57)
Total distributions	—		(0.61)	(0.10)		(0.97)	(2.48)	(0.57)
Net asset value at end of year	$34.51		$34.03	$35.52		$23.22	$23.61	$27.32
Total investment return(c)	1.41%		(2.52)%	53.51%		1.89%	(4.26)%	7.55%
Ratios/supplemental data:
Net assets, End of Period (in 000's)	$80,093		$82,461	$193,922		$127,037	$118,454	$133,630
Ratio of expenses to average net assets:
Before reimbursement from Adviser	1.01	%(d)	1.00%	1.11%		1.18%	1.18%	1.22%
After reimbursement from Adviser	1.01	%(d)	1.00%	1.09	%(e)	1.18%	1.18%	1.22%
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	1.02	%(d)	0.21%	0.22%		0.10%	0.20%	0.08%
After reimbursement from Adviser	1.02	%(d)	0.21%	0.20%		0.10%	0.20%	0.08%
Portfolio turnover rate	16	%(d)	10%	15%		24%	27%	6%

(a)	Audits performed for the fiscal years indicated by the Fund's previous auditor.
(b)	Per share amount is based on average shares outstanding.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions.
(d)	Annualized
(e)	Effective November 1, 2020, the Adviser has contractually agreed to limit the annual fund operating expenses to 1.04%. Prior to November 1, 2020, the Fund had a unitized fee structure that limited annual operating expenses to 1.18%.

FPA Queens Road Value Fund

	Six Months Ended November 30, 2022 (unaudited)		For the Year Ended May 31,
			2022	2021		2020(a)	2019(a)	2018(a)
Net asset value at beginning of year	$24.37		$29.21	$22.45		$22.67	$22.79	$21.69

Income from investment operations:
Net investment income(b)	0.18		0.32	0.39		0.43	0.35	0.33
Net realized and unrealized gain (loss) on investment securities	1.15		(0.63)	7.99		0.20	0.94	1.70
Total from investment operations	1.33		$(0.31)	$8.38		$0.63	$1.29	$2.03

Less Distributions:
Dividends from net investment income	—		(0.37)	(0.48)		(0.37)	(0.34)	(0.29)
Distributions from net realized capital gains	—		(4.16)	(1.14)		(0.48)	(1.07)	(0.64)
Total distributions	—		$(4.53)	$(1.62)		$(0.85)	$(1.41)	$(0.93)
Net asset value at end of year	$25.70		$24.37	$29.21		$22.45	$22.67	$22.79

Total investment return(c)	5.46%		(2.19)%	38.62%		2.41%	6.36%	9.25%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$34,958		$34,335	$41,935		$34,580	$39,423	$42,780

Ratio of expenses to average net assets:
Before reimbursement from Adviser	2.10	%(d)	1.95%	1.43%		0.95%	0.95%	0.95%
After reimbursement from Adviser	0.65	%(d)	0.65%	0.77	%(d)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	0.11	%(d)	(0.18)%	0.89%		1.84%	1.52%	1.43%
After reimbursement from Adviser	1.56	%(d)	1.12%	1.55%		1.84%	1.52%	1.43%

Portfolio turnover rate	—		4%	--		1%	1%	--

(a)	Audits performed for the fiscal years indicated by the Fund’s previous auditor.
(b)	Per share amount is based on average shares outstanding.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions.
(d)

Effective November 1, 2020, the Adviser has contractually agreed to limit the annual fund operating expenses to 0.65%.Prior to November 1, 2020, the Fund had a unitary fee structure that limited annual operating expenses to 0.95%.

FPA U.S. Core Equity Fund, Inc.

	Year Ended December 31
	2022	2021	2020	2019	2018
Per share operating performance:
Net asset value at beginning of year	$16.00	$14.10	$11.62	$8.84	$9.91
Income from investment operations:
Net investment income (loss)(a)	(0.02)	(0.10)	(0.08)	(0.02)	— (b)
Net realized and unrealized gain (loss) on investment securities	(4.56)	3.26	2.94	3.03	(0.95)
Total from investment operations	(4.58)	3.16	2.86	3.01	(0.95)
Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.02)
Distributions from net realized capital gains	(1.55)	(1.26)	(0.38)	(0.22)	(0.10)
Total distributions	(1.55)	(1.26)	(0.38)	(0.23)	(0.12)
Net asset value at end of year	$9.87	$16.00	$14.10	$11.62	$8.84
Total investment return(c)	(28.65)%	22.86%	24.80%	34.16%	(9.81)%
Ratios/supplemental data:
Net assets, end of year (in 000's)	$50,123	$81,019	$73,956	$71,195	$61,928
Ratio of expenses to average net assets:
Before reimbursement from Adviser	1.44%	1.16%	1.34%	1.43%	1.37%
After reimbursement from Adviser	1.26%	1.16%	1.22%	1.22%	1.20%
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	(0.32)%	(0.64)%	(0.75)%	(0.36)%	(0.19)%
After reimbursement from Adviser	(0.13)%	(0.64)%	(0.63)%	(0.15)%	(0.02)%
Portfolio turnover rate	80%	23%	60%	25%	79%

(a)	Per share amount is based on average shares outstanding.
(b)	Rounds to less than $0.01 per share.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [_________], 2023, by and among (i) FPA Funds Trust (the “Acquiring Trust”), a Delaware statutory trust, with its principal place of business at 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025, on behalf of its series, [name of Fund] (the “Acquiring Fund”), (ii) [name of Fund (the “Acquired Fund”), a Maryland corporation]/ [name of fund], a series of [     ], a Delaware Statutory Trust], with its principal place of business at11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025, (iii) for purposes of Sections 4.3, 5.5, 5.7, 9.2, 10.2 and 12.3 only, First Pacific Advisors, LP (“First Pacific Advisors”) with its principal place of business at 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025, and (iv) for purposes of Sections 9.2 and 12.3 only, UMB Fund Services, Inc. (“UMBFS”) with its principal place of business at 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration, LLC (“MFAC”), with its principal place of business at 2220 East Route 66, Suite 226, Glendora, California 91740. Capitalized terms used herein shall have the meanings ascribed to them in this Agreement. Other than the Acquiring Fund, no other series of the Acquiring Trust are parties to this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest, no par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the Liabilities (as defined below) of the Acquired Fund; and (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of Acquiring Fund Shares pro rata to the shareholders of the Acquired Fund, and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and subject to the conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Fund is a separate series of an open-end, registered investment company of the management type;

WHEREAS, the Acquiring Fund is a “shell” series of the Acquiring Trust without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Acquired Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all of the Liabilities (as defined below) of the Acquired Fund by the Acquiring Fund on the terms and subject to the conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders, if any, will not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the [Board of Directors/Trustees] of the Acquired Fund has determined that such exchange is in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the transactions contemplated hereby;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto hereby agree as follows:

1.          TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1         On the terms and subject to the conditions hereof and on the basis of the representations and warranties contained herein:

(a)         The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets of the Acquired Fund as set forth in Section 1.2.

(b)         In consideration therefor, the Acquiring Fund shall, on the Closing Date: (i) assume all of the liabilities of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”) and (ii) issue and deliver to the Acquired Fund Acquiring Fund Shares having a net asset value equal to the net asset value of the shares of the Acquired Fund, computed in the manner and as of the time and date set forth in Section 2.2. Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)         Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it, each shareholder being entitled to receive that number of Acquiring Fund Shares equal to the total of (i) the number of shares of the Acquired Fund (the “Acquired Fund Shares”) held by such shareholder divided by the number of such Acquired Fund Shares outstanding on such date multiplied by (ii) the total number of Acquiring Fund Shares as of the Closing Date.

1.2         The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, cash, cash equivalents, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets which are owned by the Acquired Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3         As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective pro rata number of the Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4         With respect to the Acquiring Fund Shares distributable pursuant to Section 1.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date (as defined below), the Acquiring Fund will not permit such shareholder to exchange such Acquiring Fund Shares for shares of other series of the Acquiring Trust, effect an account transfer of such Acquiring Fund Shares, or pledge or redeem such Acquiring Fund Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund Shares or, in the event of lost certificates, posted adequate bond.

1.5         As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility of the Acquired Fund for any period ending on or prior to the Closing Date (whether due before or after the Closing Date) is and shall remain the responsibility of the Acquired Fund, except as otherwise is mutually agreed by the parties.

1.6         Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and, in the case of the Acquiring Fund, shall not otherwise be obligations or liabilities of the Acquiring Trust, and, for clarity, under no circumstances will any other series of the Acquiring Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.           VALUATION

2.1         On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of Acquiring Fund Shares (including fractional shares, if any) having a net asset value equal to the value of the assets acquired by the Acquiring Fund on the Closing Date attributable to shares of the Acquired Fund, less the value of the Liabilities of the Acquired Fund attributable to the shares of the Acquired Fund, determined as hereafter provided in this Section 2.

2.2         The value of the Acquired Fund’s net assets will be computed as of the Valuation Date using the valuation procedures for the Acquiring Fund described in the Acquiring Fund’s then current prospectus or prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) and established by the Acquiring Trust’s Board of Trustees for determining net asset value.

2.3         The Valuation Date shall be as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) (usually 4:00 p.m. Eastern Time) on the Closing Date, or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.4         The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund one share deposit receipt registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation the Acquiring Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to the Acquiring Fund’s transfer agent, which the Acquiring Fund will cause to set up open accounts for Acquired Fund shareholders as soon as practicable in accordance with written instructions furnished by the Acquired Fund.

2.5         The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

2.6         All computations of value shall be made by the pricing agent for the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund using the valuation procedures described in the Acquiring Fund Prospectus and established by the Acquiring Trust’s Board of Trustees.

3.           CLOSING AND CLOSING DATE

3.1         The Closing Date shall be [          ], 2023, or at such other date to which the parties may agree. The Closing shall be held as of the close of business (the “Effective Time”) at the offices of First Pacific Advisors or at such other time and/or place as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately at the Effective Time unless otherwise provided. The Closing of the Reorganization may be held in person, by facsimile, email or any such other communication means as the parties may agree.

3.2         The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to UMB Bank, n.a., as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “UMB Bank, n.a., custodian for FPA New Income, Inc.” If the Acquired Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to the Acquired Fund or its broker, then the Acquiring Fund may waive the delivery requirements of this Section with respect to said undelivered securities or other assets if the Acquired Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may reasonably be required by the Acquiring Fund or the Custodian, such as brokers’ confirmation slips.

3.3         In the event that on the Valuation Date (a) the Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties.

3.4         At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Acquired Fund. The Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence reasonably satisfactory to the Acquired Fund that such

Acquiring Fund Shares have been credited pro rata to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5         At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.          REPRESENTATIONS AND WARRANTIES

4.1         Representations and Warranties of the Acquired Fund.

The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)         The Acquired Fund is a [Maryland corporation/Delaware Statutory Trust] duly organized and validly existing under the laws of the [State of Maryland/State of Delaware] and has power to own all of its properties and assets and, subject to and contingent upon the Acquired Fund’s shareholders’ approval of this Agreement as required by Section 8.1 hereof, to carry out its obligations under this Agreement. The Acquired Fund is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquired Fund. The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)         The Acquired Fund is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect.

(c)         The Acquired Fund is not in violation in any material respect of any provisions of its [name of Charter documents] or By-Laws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)         The current prospectus and statement of additional information relating to the Acquired Fund (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)         At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2.

(f)          No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. The Acquired Fund does not know of any facts which might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(g)         The statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, and schedules of portfolio investments (indicating their market values) of the Acquired Fund as of and for the most recently completed fiscal year, audited by Ernst & Young, LLP, independent registered public accounting firm to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied to the extent applicable to such report, and the Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the end of such fiscal year. Prior to the Closing Date, the Acquired Fund will quantify and reflect on its statements of assets and liabilities all of its material known liabilities and will advise the Acquiring Fund of all material known liabilities, contingent or otherwise, incurred by it subsequent to the end of such fiscal year, whether or not incurred in the ordinary course of business.

(h)         Since the end of the Acquired Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, except as disclosed in writing to the Acquiring Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business).

(i)          As of the Closing Date, to the best of the Acquired Fund’s knowledge, all federal, state, and other tax returns, and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been timely filed and are or will be true, correct and complete in all material respects, and all material taxes of the Acquired Fund (whether or not shown as due on said returns and reports) shall have been timely paid, or the timely payment thereof shall have been provided for. The Acquired Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement. All of the Acquired Fund’s tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund’s knowledge, the Acquired Fund has not had any material tax deficiency or liability asserted against it or question with respect thereto raised, and it is not under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(j)          The Acquired Fund has qualified, elected, and been eligible for treatment as a “regulated investment company” (a “RIC”) within the meaning of Section 851 of the Code in respect of each taxable year since its commencement of operations, and will continue to qualify and be treated as a RIC under Sections 851 and 852 of the Code for its current taxable year at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. There is no other tax liability (foreign, state or local) except as accrued on the Acquired Fund’s books. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Fund is in compliance in all material respects with all applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(k)         The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations.

(l)          The authorized capital of the Acquired Fund consists [of [     ] shares]/[of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquired Fund may authorize from time to time. The outstanding shares of beneficial interest of the Acquired Fund constitute a single class of shares having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund (except as set forth in the Acquired Fund Prospectus), and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(m)        The execution, delivery and performance of this Agreement have been duly authorized by the [Board of Directors/Trustees] of the Acquired Fund and by all other necessary trust action on the part of the Acquired Fund, other than shareholder approval as required by Section 8.1 hereof, and subject to such shareholder approval and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(n)         The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund shareholders as provided in Section 1.1(c).

(o)         The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, information statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be, to the best of the Acquired Fund’s knowledge, accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto.

(p)         Within a timeframe mutually agreeable between the Acquired Fund and Acquiring Trust, the Acquired Fund will provide the Acquiring Fund with information relating to the Acquired Fund reasonably necessary for the preparation of an Information Statement on Form N-14 of the Acquiring Trust (the “Information Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of shareholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby. As of each of the effective date of the Information Statement and the Closing Date, the Information Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquired Fund, to the best of the Acquired Fund’s knowledge, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q)         There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus or in the Information Statement or as otherwise disclosed in writing to the Acquiring Fund no later than five business days prior to the Closing.

(r)          The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(s)         No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

(t)          As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof provided that, if disclosed in writing to the Acquiring Fund, the Acquiring Fund will acquire such assets that are segregated as collateral for the Acquired Fund’s derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such assets. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the audited schedule of its portfolio investments as of the end of the most recently completed fiscal year, referred to in Section 4.1(g) hereof, as supplemented with such changes as the Acquired Fund shall make after such fiscal year, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date.

(u)         To the best of the Acquired Fund’s knowledge, all of the issued and outstanding shares of the Acquired Fund shall have been offered for sale and sold in all material respects in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in all material respects in conformity with such laws.

(v)         The Acquired Fund’s investment operations, from inception to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, as in effect from time to time, except as previously disclosed in writing to the Acquiring Trust.

(w)        The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(a) of the Code.

4.2         Representations and Warranties of the Acquiring Trust, on behalf of the Acquiring Fund.

The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)         The Acquiring Trust is a Delaware statutory trust duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquiring Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Fund. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)         The Acquiring Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act.

(c)         The Acquiring Fund is not in violation in any material respect of any provisions of the Acquiring Trust’s Declaration of Trust or By-Laws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)         As of the Closing Date, the Acquiring Fund Prospectus will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to either the Acquiring Trust or the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)         No material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. The Acquiring Fund does not know of any facts which might form the basis for the institution of such proceedings and neither it nor the Acquiring Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(f)          The Acquiring Fund has not yet commenced investment operations, has no assets other than nominal seed capital contributed by its initial shareholder and has no known liabilities of a material nature, contingent or otherwise.

(g)         The Acquiring Fund was established as a new series of the Acquiring Trust solely for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, (i) will have carried on no business activity (apart from holding the initial investment of the initial shareholder), (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a de minimis amount of assets to facilitate the transaction(s) described in the Agreement) and immediately following the Reorganization, the Acquiring Fund will possess solely assets and liabilities that were possessed by the Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, the Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund. Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a RIC for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a RIC and until such time will take all steps necessary to ensure that it qualifies for taxation as a RIC under Sections 851 and 852 of the Code.

(h)         As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(i)          The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized shares of beneficial interest of the Acquiring Fund will include shares having the characteristics described in the Acquiring Fund Prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(j)          The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Acquiring Trust and by all other necessary trust action on the part of the Acquiring Trust and the Acquiring Fund, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund, enforceable against the Acquiring Trust and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(k)         The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(l)          The information furnished by the Acquiring Trust and the Acquiring Fund for use in no-action letters, applications for orders, registration statements, information statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto.

(m)         As of each of the effective date of the Information Statement and the Closing Date, the Information Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Acquiring Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)         There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus or in the Information Statement or as otherwise disclosed in writing to the Acquired Fund no later than five days prior to the Closing.

(o)         The books and records of the Acquiring Fund made available to the Acquired Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(p)         No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities or blue sky laws.

(q)         The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.3         Representations and Warranties of First Pacific Advisors, LP.

First Pacific Advisors, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)         First Pacific Advisors is a limited partnership duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. First Pacific Advisors has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)         The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of First Pacific Advisors and by all other necessary limited partnership action on the part of First Pacific Advisors, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of First Pacific Advisors, enforceable against First Pacific Advisors in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)         As of each of the effective date of the Information Statement and the Closing Date, the Information Statement, including the documents contained or incorporated therein by reference, insofar as it relates to First Pacific Advisors, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

5.          COVENANTS OF THE PARTIES.

5.1         The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of Acquired Fund Shares and regular and customary periodic dividends and distributions, and with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations.

5.2         The Acquired Fund will prepare and distribute to the Acquired Fund shareholders the Information Statement notifying the Acquired Fund shareholders of the sale of all of its assets to and the assumption of all of its Liabilities by the Acquiring Fund as herein provided, and the approval of this Agreement.

5.3         Each of the Acquired Fund, the Acquiring Trust and the Acquiring Fund will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Information Statement, or as otherwise reasonably requested by a party and mutually agreed upon by the relevant parties to this Agreement.

5.4         As promptly as practicable, but in any case within sixty days after the Closing Date or such other date as may be agreed to by the Acquiring Fund and the Acquired Fund, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified on behalf of the Acquired Fund by the Acquired Fund’s President and Treasurer.

5.5         The Acquired Fund or First Pacific Advisors will deliver to the Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Fund in connection with (i) the preparation and filing of tax returns for the Acquired Fund and/or Acquiring Fund for tax periods or portions thereof ending on or before or that include Closing Date and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of Acquired Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for the Acquired Fund or the Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before [December 31, 2022], in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by the Acquired Fund following the provision of such copies thereof to the Acquiring Fund.

5.6         The Acquired Fund agrees that the liquidation of the Acquired Fund will be effected in the manner provided in the Acquired Fund’s [insert Charter documents] and By-Laws in accordance with applicable law, and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its liquidation.

5.7         Subject to the provisions of this Agreement, each party will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.8        The Acquired Fund and the Acquiring Trust will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Fund’s valuation procedures, as provided in Section 2.2 of this Agreement, will result in material differences in the prices of the portfolio securities of the Acquired Fund as compared to the prices of the same portfolio securities determined using the Acquired Fund’s valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Acquired

Fund and Acquiring Trust will work together, in good faith, to eliminate such differences prior to the Closing.

5.9         The Acquiring Trust covenants that it will not make any material changes to the Acquiring Fund’s valuation procedures prior to the Closing Date without providing the Acquired Fund with written notice of such changes at least ten days prior to the effective date of such changes.

6.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Trust and the Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1         The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on its behalf by the Acquired Fund’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2         The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement all as of the Valuation Date, certified on the Acquired Fund’s behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since its fiscal year ended [     ] (other than changes occurring in the ordinary course of business).

6.3         The assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of limitations contained in the Acquiring Trust’s Declaration of Trust or in the Acquiring Fund Prospectus in effect on the Closing Date, may not properly acquire.

6.4         All proceedings taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

6.5         The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Acquired Fund, as to the adjusted tax basis in the hands of the Acquired Fund of the Investments and other assets transferred to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

6.6         The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

6.7         The Acquired Fund’s transfer agent shall have provided to the Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired

Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The Acquired Fund’s transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of such transfer agent.

6.8         The Acquiring Fund shall have received a favorable opinion of Dechert LLP, counsel to the Acquired Fund, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)         The Acquired Fund has been duly organized and is validly existing and in good standing under the laws of the State of [ ] and has the trust power to own all of its properties and assets and to carry on its business as a registered investment company, in each case as described in its [insert name of Charter documents].

(b)         This Agreement has been duly authorized, executed and delivered by the Acquired Fund, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, and First Pacific Advisors, is a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)         The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder and, upon shareholder approval and consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund.

(d)         The execution and delivery of this Agreement by the Acquired Fund did not, and the performance by the Acquired Fund of their obligations hereunder will not, violate the Acquired Fund’s [insert Charter documents] or By-Laws, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement, judgment or decree to which the Acquired Fund is a party or by which it is bound.

(e)         To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or such as have been obtained.

(f)         Such counsel has not represented and is not representing the Acquired Fund in any legal or governmental proceedings relating to the Acquired Fund existing on or before the date of mailing of the Information Statement or the Closing Date required to be described in the Information Statement which are not described as required.

7.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1         The Acquiring Trust and the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed on their behalf by the Acquiring Trust’s President or any Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2         The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Liabilities of the Acquired Fund in connection with the transactions contemplated by this Agreement. The Acquiring Trust on behalf of the Acquiring Fund also shall have delivered (or caused to be delivered) to the Acquired Fund, as reasonably requested by the Acquired Fund or its counsel, the following documents in the name of the Acquiring Trust on behalf of the Acquiring Fund: copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, and any certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement.

7.3         All proceedings taken by the Acquiring Trust or the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

7.4         The Acquired Fund shall have received a favorable opinion of Dechert LLP, counsel to the Acquiring Trust, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, to the following effect:

(a)         The Acquiring Trust has been formed and is validly existing as a Delaware statutory trust under the laws of the State of Delaware and is in good standing with the office of the Secretary of the State of Delaware.

(b)         This Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, under Delaware law, and assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund and First Pacific Advisors, is the valid and binding obligation of the Acquiring Trust and the Acquiring Fund, enforceable against the Acquiring Trust and the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)         The execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund did not, and the performance by the Acquiring Trust and the Acquiring Fund of their obligations hereunder will not, violate the Acquiring Trust’s Declaration of Trust or By-Laws or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any material agreement or any judgment or decree, to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound.

(d)         To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement under (i) Delaware law or (ii) the laws of the United

States of America, except such as may be required under state securities or blue sky laws (as to which counsel expresses no opinion) or such as have been obtained.

(e)         Such counsel has not represented and is not representing the Acquiring Fund or Acquiring Trust in any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Information Statement or the Closing Date required to be described in the Information Statement which are not described as required.

(f)          Assuming that consideration in an amount at least equal to the net asset value thereof has been paid, the Acquiring Fund Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and, upon such transfer and delivery in accordance with the resolutions adopted by the Board of Trustees of the Acquiring Trust relating to the authorization of the registration, sale and issuance of the shares and the approval of this Agreement, will be validly issued and outstanding and fully paid and, except as set forth in the Acquiring Fund Prospectus, non-assessable shares of beneficial interest in the Acquiring Fund.

(g)         The Information Statement has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued.

8.           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

The respective obligations of the Acquiring Trust, the Acquiring Fund and the Acquired Fund hereunder are subject to the further conditions set forth below, and if any of such conditions have not been satisfied on or before the Closing Date, each party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1         This Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund’s [insert Charter documents] and By-Laws and applicable law, and the parties shall have received reasonable evidence of such approval.

8.2         On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed, in good faith, necessary by the Acquired Fund, the Acquiring Trust or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4         The Information Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5         The post-effective amendment to the registration statement of the Acquiring Trust on Form N-1A relating to the shares of beneficial interest of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6         The Acquiring Fund and the Acquired Fund shall have received on the Closing Date an opinion of Dechert LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquiring Fund and the Acquired Fund and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)         The transfer of all of the Acquired Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)         no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(c)         no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund;

d)          no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares of common stock for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(e)         the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund’s shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares of common stock held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares of common stock exchanged therefor were held by such shareholder (provided that such Acquired Fund shares of common stock were held as capital assets on the date of the Reorganization); and

(f)         the tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.  The delivery of such opinion is conditioned upon the receipt by Dechert LLP of representations it shall request of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

8.7         At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1 and Section 8.6) may be jointly waived by the [Board of Directors/Trustees] of the Acquired

Fund and the Board of Trustees of the Acquiring Trust, if, in the judgment of the [Board of Directors/Trustees] of the Acquired Fund, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and, if, in the judgment of the Board of Trustees of the Acquiring Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

8.8         It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(l)(F) of the Code.

9.          INDEMNIFICATION

9.1         The Acquiring Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2         The Acquiring Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.         BROKERAGE FEES; EXPENSES; UNIDENTIFIED LIABILITIES.

10.1       Each of the Acquired Fund, the Acquiring Trust and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

10.2       Except as otherwise provided for herein, First Pacific Advisors, UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall bear all expenses of the transactions contemplated by this Agreement (other than expenses, if any, of the shareholders) as set forth herein. Except as otherwise agreed by First Pacific Advisors, UMBFS and MFAC in writing, UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall bear the first $300,000 of the total Reorganization Expenses as defined herein and First Pacific Advisors shall bear all such expenses in excess of that amount. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the N-14 Information Statement; (b) postage; (c) printing; (d) accounting fees; (e) audit and legal fees; (f) service provider conversion fees; and (g) any costs associated with meetings of the Board of Trustees or Directors relating to the transactions contemplated herein (“Reorganization Expenses”).

First Pacific Advisors, UMBFS (or any affiliate thereof) and MFAC (or any affiliate thereof) shall remain so liable for their respective shares of the Reorganization Expenses, regardless of whether the transactions contemplated by this Agreement occur, and this paragraph 10.2 shall survive the Closing and any termination of this Agreement pursuant to paragraph 12.1. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Acquired Fund or the Acquiring

Fund to qualify for treatment as a RIC within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Acquired Fund or the Acquiring Fund or on any of their respective shareholders.

11.         ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1       This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and may not be changed except by a letter of agreement signed by each party hereto.

11.2       The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except Sections 1.1, 1.3, 1.5, 1.6, 3.5, 4.1(x), 4.3, 9, 10, 11.2, 14 and 16. The covenants to be performed after the Closing shall survive after the Closing.

12.         TERMINATION

12.1       This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Trust, on behalf of the Acquiring Fund, prior to the Closing Date.

12.2       In addition, either of the Acquired Fund or the Acquiring Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(a)         With respect to a termination by the Acquired Fund, of a material breach by the Acquiring Trust or the Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be satisfied or performed by the Acquiring Trust or the Acquiring Fund at or prior to the Closing Date; or with respect to a termination by the Acquiring Trust, of a material breach by the Acquired Fund of any representation, warranty, covenant or agreement herein to be satisfied or performed by the Acquired Fund at or prior to the Closing Date;

(b)         A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)         Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 12.2(c) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)         The Board of Trustees of the Acquiring Trust or the [Board of Directors/Trustees] of the Acquired Fund has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with the transactions contemplated herein not in the best interests of the Acquiring Fund’s shareholders or the Acquired Fund’s shareholders, respectively, and prompt written notice is given to the other parties hereto.

12.3       In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that (a) Sections 4.3, 10.1, 10.2, 12.3, 15 and 16 shall survive any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination, unless the termination is effected pursuant to Section 12.1.

13.         TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than that of the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

14.         AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Trust and the Acquired Fund.

15.         NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund at:

11601 Wilshire Boulevard

Suite 1200

Los Angeles, California 90025

Attention:

Or the Acquiring Fund at:

11601 Wilshire Boulevard

Suite 1200

Los Angeles, California 90025

Attention:

16.         MISCELLANEOUS.

16.1       The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

16.2       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

16.3       This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware.

16.4       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5       All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

16.6       A copy of the Acquired Fund’s [insert Charter documents] to which reference is hereby made are on file at the office of the Secretary of the State of [   ] and elsewhere as required by law. This Agreement was executed or made by or on behalf of the Acquired Fund by the [Directors/Trustees] or officers of the Acquired Fund as [Directors/Trustees] or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquired Fund individually but are binding only upon the assets and property of the Acquired Fund or upon the assets belonging to the series or class for the benefit of which the [Directors/Trustees] have caused this Agreement to be made.

16.7       This Agreement was executed or made by or on behalf of the Acquiring Trust and the Acquiring Fund by the Trustees or officers of the Acquiring Trust as Trustees or officers and not individually and the obligations of this Agreement are not binding upon any of them or the shareholders of the Acquiring Fund or the Acquiring Trust individually. The Acquiring Trust is a Delaware statutory trust organized in series (each a “Series”) of which the Acquiring Fund constitutes one such Series and the Acquiring Trust is executing this Agreement with respect to the Acquiring Fund only. The parties hereto agree that, as provided in the governing instrument of the Acquiring Trust, (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of the Acquiring Fund only, and not against the assets of the Acquiring Trust generally or the assets of any other Series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Trust generally or any other Series thereof are enforceable against the assets of the Acquiring Fund.

16.8       Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party in writing prior to such issuance.

[Signatures on the following page]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by an authorized officer.

FPA Funds Trust
On behalf of [Name of Acquiring Fund]

By:

Name:

Title:

[Name of Acquired Fund]/[Name of Trust, On behalf of Name of Acquired Fund]]

By:

Name:

Title:

First Pacific Advisors, LP
For purposes of Sections 4.3, 5.5, 5.7, 10.2, 11.2, and 12.3 only:

By:

Name:

Title:

UMB Fund Services, Inc.
For purposes of Section 10.2 and 12.3 only:

By:

Name:

Title:

Mutual Fund Administration, LLC
For purposes of Section 10.2 and 12.3 only:

By:

Name:

Title:

APPENDIX B

COMPARISON OF GOVERNING INSTRUMENTS

The following is a summary of certain important differences between the organizational documents governing the Acquired Funds and the Acquiring Funds. It is not a complete description of these governing documents. In many instances, shareholders of the Acquired Funds will have the same or similar rights as shareholders of the Acquiring Funds. For more information, shareholders should review the applicable governing documents in their entirety.

●	The Trust is a Delaware statutory trust that is governed by the Delaware Statutory Trust Act (the “Delaware Act”) and FPA Funds Trust’s Agreement and Declaration of Trust and By-Laws. Each Acquiring Fund is a separate series of the Trust.

●	FPA New Income, Inc. is a Maryland Corporation that is governed by the laws of the State of Maryland and FPA New Income, Inc.’s Articles of Incorporation and By-Laws.

●	FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund are each a series of Bragg Capital Trust (“Bragg Trust”), which is a Delaware statutory trust that is governed by the Delaware Act and the Bragg Trust’s Agreement and Declaration of Trust and By-Laws.

●	FPA U.S. Core Equity Fund, Inc. is a Maryland Corporation that is governed by the laws of the State of Maryland and FPA U.S. Core Equity Fund, Inc.’s Articles of Incorporation and By-Laws.

The Agreement and Declaration of Trust for each of the Trust and Bragg Trust are referred to in the table below as the “Declaration of Trust.”

Shareholder Meetings
The Trust

The Trust is not required to hold an annual or special meeting of Shareholders. Special meetings of Shareholders may be called by the Trustees from time to time for the purpose of electing Trustees as herein provided and for such other purposes as may be prescribed by law, the Declaration of Trust or the By-Laws, or for taking action upon any other matter deemed by the Trustees to be necessary or desirable.

Bragg Trust

The Trust is not required to hold an annual or special meeting of Shareholders. Special meetings of Shareholders may be called by the Trustees or upon the written request of Shareholders owning at least ten percent of the outstanding shares of such series or class entitled to vote at such meeting.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.	The Corporation is not required to hold an annual meeting of its stockholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. A special meeting of shareholders may be called by the Chairman of the Board or the President or by a majority of the Board of Directors by vote at a meeting or in writing (addressed to the Secretary of the Corporation) with or without a meeting. The Secretary of the Corporation shall call a special meeting of shareholders on the written request of shareholders entitled to cast at least ten percent of all the votes entitled to be cast at the meeting.

Voting Rights
The Trust

Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article III, Section 3.1 of the Declaration of Trust, (ii) with respect to any contract with a Contracting Party as provided in Article III, Section 3.3 of the Declaration of Trust as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust to the extent and as provided in Article VII, Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Article VII, Section 7.3, and (v) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of Trustees.

Bragg Trust

Shareholders shall have power to vote only with respect to (i) the election of Trustees as provided in Article VI, Section 2 of the Declaration of Trust; (ii) the removal of Trustees as provided in Article II, Section 3(d); (iii) any investment advisory or management contract as provided in Article VII, Section 1; (iv) any termination of the Trust as provided in Article X, Section 4; (v) the amendment of the Declaration of Trust to the extent and as provided in Article X, Section 8; and (vi) such additional matters relating to the Trust as may be required or authorized by law, the Declaration of Trust, or the By-laws or any registration of the Trust with the Commission or any State, or as the Trustees may consider desirable.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.	The Corporation’s Articles of Incorporation and By-Laws do not contain any express provisions.
Quorum
The Trust	Except as otherwise provided by the 1940 Act or other applicable law, thirty percent of the Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders’ meeting.
Bragg Trust

One-third of the outstanding shares of each series or class, or one-third of the outstanding shares of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders’ meeting with respect to such series or class, or with respect to the entire Trust, respectively.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.

The presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast at the meeting constitutes a quorum.

The presence in person or by proxy of holders of a majority of the shares of common stock of the Corporation entitled to vote thereat shall constitute a quorum at any meeting of the shareholders.

Required Vote
The Trust	A majority of the Shares voted, at a meeting of which a quorum is present, shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the Declaration of Trust or the By-Laws.
Bragg Trust

Except when a larger vote is required by law, the Declaration of Trust or the By-laws, a majority of the outstanding shares voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust (or, if required by law, a majority shareholder vote of the entire Trust) and a plurality of such outstanding shares shall elect a Trustee; provided, that if the Declaration of Trust or applicable law permits or requires that shares be voted on any matter by individual series or classes, then a majority of the outstanding shares of that series or class (or, if required by law, a majority shareholder vote of that series or class) voted in person or by proxy voted on the matter shall decide that matter insofar as that series or class is concerned.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.	A majority of all the votes cast at a meeting at which a quorum is present is sufficient to approve any matter which properly comes before the meeting, except that a plurality of all the votes cast at a meeting at which a quorum is present is sufficient to elect a Director.
Shareholder Liability
The Trust

All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for payment under such credit, contract, or claim; and neither the Shareholders of any Sub-Trust for the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, nor any other Sub-Trust shall be personally liable therefor.

Bragg Trust

If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

FPA New Income, Inc.	The Corporation’s Articles of Incorporation and By-Laws do not contain any express provisions regarding shareholder liability.
FPA U.S. Core Equity Fund, Inc.	The shareholders of the Corporation shall not be liable for, and their private property shall not be subject to, claim, levy or other encumbrance on account of debts or liabilities of the Corporation, to any extent whatsoever.

Director/Trustee Removal
The Trust

Any Trustee may be removed with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees in office immediately prior to such removal, specifying the date upon which such removal shall become effective.

Bragg Trust

Any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; and any Trustee may be removed at any meeting of the Shareholders by a vote of at least two-thirds of the outstanding shares.

FPA New Income, Inc.

At any meeting of the stockholders called for that purpose, the stockholders of the Corporation may remove from office any Director, with or without cause, by the affirmative vote of a majority of the votes entitled to be case for the election of Directors, and another Director may be elected in the place of the Director so removed to serve for the remainder of the term of the removed Director.

FPA U.S. Core Equity Fund, Inc.

Any Director may be removed at any time, with or without cause, by the Board of Directors or by any committee or superior officers upon which or whom said power of removal may be conferred, in such lawful manner as may be provided in the By-Laws of the Corporation or as may otherwise be provided by Maryland law.

At any meeting of the stockholders called for that purpose, the stockholders of the Corporation may remove from office any Director, with or without cause, by the affirmative vote of a majority of the votes entitled to be cast for the election of Directors, and another Director may be elected in the place of the Director so removed to serve for the remainder of the term of the removed Director.

Amendments to Governing Documents
The Trust	All rights granted to the Shareholders under the Declaration of Trust are granted subject to the reservation of the right to amend the Declaration of Trust (as provided in the Declaration of Trust), except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or repeal the prohibition of assessment upon the Shareholders without the express consent of each Shareholder or Trustee involved. Subject to the foregoing, the provisions of the Declaration of Trust (whether or not related to the rights of Shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any Shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees). Any amendment to the Declaration of Trust that adversely affects the rights of Shareholders may be adopted at any time by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to a vote of a majority of such Trustees) when authorized to do so by the vote in accordance with subsection (e) of Section 4.2 of Shareholders holding a majority of the Shares entitled to vote. Without limiting the generality of the foregoing, amendments having the purposes of changing the name of the Trust or any Sub-Trust or of supplying any omission, curing or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote. Subject to the provisions of Section 7.3 of the Declaration of Trust, any amendment shall be effective as provided in the instrument containing the terms of such amendment or, if there is no provision therein with respect to effectiveness, upon the execution of such instrument and of a certificate (which may be a part of such instrument) executed by a Trustee or officer of the Trust to the effect that such amendment has been duly adopted.

Bragg Trust

All rights granted to Shareholders are granted subject to a right to amend the Declaration of Trust, except as otherwise provided in the Declaration of Trust. The Trustees may, without any Shareholder vote, amend or otherwise supplement the Declaration of Trust by making an amendment, a trust instrument supplemental or an amended and restated trust instrument; provided, that Shareholders shall have the right to vote on any amendment (i)which would affect the voting rights of Shareholders granted in Article VI, Section 1, (ii) to Article X, Section 8, (iii) required to be approved by Shareholders by law or by the Trust's registration statement(s) filed with the Commission, and (iv) submitted to them by the Trustees in their discretion. Any amendment submitted to Shareholders which the Trustees determine would affect the Shareholders of any Series shall be authorized by vote of the Shareholders of such Series and no vote shall be required of Shareholders of a Series not affected. Notwithstanding anything else herein, any amendment to Article IX which would have the effect of reducing the indemnification and other rights provided thereby to Trustees, officers, employees, and agents of the Trust or to Shareholders or former Shareholders, and any repeal or amendment of this sentence, shall each require the affirmative vote of the holders of two-thirds of the outstanding shares of the Trust entitled to vote thereon.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.

The Corporation reserves the right from time to time to make any amendments to its charter which may now or hereafter be authorized by law, including any amendments changing the terms or contract rights, as expressly set forth in its charter, of any of its outstanding stock by classification, reclassification or otherwise.

The Articles of Incorporation may be amended, altered or repealed (including any amendment which changes the terms of any of the outstanding stock by classification, reclassification or otherwise), upon the vote of the holders of a majority of the shares of common stock of the Corporation at the time entitled to vote; and other provisions which might under the statutes of the State of Maryland at the time in force be lawfully contained in Articles of Incorporation, may be added or inserted upon the vote of the holders of a majority of the shares of common stock of the Corporation at the time entitled to vote; and all rights at any time conferred upon the stockholders of the Corporation by the Articles of Incorporation are granted subject to the provisions of Article X of the Articles of Incorporation.

Reorganization
The Trust

The Trustees may sell, convey, merge, and transfer the assets of the Trust, or the assets belonging to any one or more Sub-Trusts, to another trust, partnership, association, or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another Sub-Trust of the Trust in exchange for cash, shares or other securities (including, in the case of a transfer to another Sub-Trust of the Trust, Shares of such other Sub-Trust or any class thereof) with such transfer either (1) being made subject to, or with the assumption by the transferee of, the liabilities belonging to each Sub-Trust the assets of which are so transferred, or (2) not being made subject to, or not with the assumption of, such liabilities; provided, however, that no assets belonging to any particular Sub-Trust shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares of that Sub-Trust. Following such transfer, the Trustees shall distribute such cash, shares, or other securities among the Shareholders of the Sub-Trust (taking into account the differences among the classes of Shares thereof, if any) the assets belonging to which have been so transferred; and if all of the assets of the Trust have been so transferred, the Trust shall be terminated.

The Trust, or any one or more Sub-Trusts, may either as the successor, survivor, or non-survivor, (1) consolidate with one or more other trusts, partnerships, limited liability companies, associations, or corporations organized under the laws of the State of Delaware or any other state of the United States, to form a new consolidated trust, partnership, association or, corporation under the laws of which any one of the constituent entities is organized, or (2) merge into or transfer a substantial portion of its assets to one or more other trusts, partnerships, associations, or corporations organized under the laws of the State of Delaware or any other state of the United States, or have one or more such trusts, partnerships, associations, or corporations merged into or transfer a substantial portion of its assets to it, any such consolidation as are specified in an agreement and plan of reorganization entered into by the Trust, or one or more Sub-Trusts as the case may be, in connection therewith. Any such consolidation, merger or transfer shall require the affirmative vote of the holders of a majority of the outstanding voting shares of the Trust (or each Sub-Trust affected thereby, as the case may be),except that such affirmative vote of the holders of Shares shall not be required if the Trust (or Sub-Trust affected thereby, as the case may be) shall be the survivor of such consolidation or merger or transferee of such assets.

Bragg Trust

To change the Trust’s form of organization the Trustees may, without Shareholder approval, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act, or (ii) cause the Trust to incorporate under the laws of Delaware.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.	The Corporation’s Articles of Incorporation and By-Laws do not contain any express provisions regarding reorganizations of the Corporation.

Termination
The Trust	The Trust may be terminated at any time by a majority of the outstanding voting shares of the Trust or by the Trustees by written notice to the shareholders.
Bragg Trust

Subject to a majority Shareholder vote of the Trust or of each series to be affected, the Trustees may: (i) sell and convey all or substantially all of the assets of the Trust or any affected series to another series or to another entity which is an open-end investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected series, and which may include shares of or interests in such series, entity, or series thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of the Trust or any affected series.

The Trustees may take any of the actions specified in (i) and (ii) above without obtaining a majority Shareholder vote of the Trust or any series if a majority of the Trustees determines that the continuation of the Trust or series is not in the best interests of the Trust, such series, or their respective Shareholders as a result of factors or events adversely affecting the ability of the Trust or such series to conduct its business and operations in an economically viable manner. Such factors and events may include the inability of the Trust or a series to maintain its assets at an appropriate size, changes in laws or regulations governing the Trust or the series or affecting assets of the type in which the Trust or series invests, or economic developments or trends having a significant adverse impact on the business or operations of the Trust or such series.

FPA New Income, Inc. and FPA U.S. Core Equity Fund, Inc.	The Corporation’s Articles of Incorporation and By-Laws do not contain any express provisions regarding the termination of the Corporation. Article IX of the Articles of Incorporation state that the Corporation shall have perpetual existence.

STATEMENT OF ADDITIONAL INFORMATION

DATED [       ], 2023

Information Statement on Form N-14 Filed by:

FPA Funds Trust

11601 Wilshire Boulevard

Suite 1200

Los Angeles, California 90025

Acquisition of Substantially All of the Assets of

FPA New Income, Inc.

FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust

FPA Queens Road Value Fund, a series of Bragg Capital Trust

FPA U.S. Core Equity Fund, Inc.

By and in exchange for shares of

FPA New Income Fund

FPA Queens Road Small Cap Value Fund

FPA Queens Road Value Fund

FPA U.S. Core Equity Fund

each a series of FPA Funds Trust

This Statement of Additional Information (“SAI”) is being furnished to shareholders of FPA New Income, Inc., FPA Queens Road Small Cap Value Fund, a series of Bragg Capital Trust, FPA Queens Road Value Fund, a series of Bragg Capital Trust, and FPA U.S. Core Equity Fund, Inc. (together, the “Acquired Funds”). This SAI relates specifically to the proposed reorganization of each Acquired Fund (each, a “Reorganization” and together, the “Reorganizations”) into a corresponding newly created shell series of FPA Funds Trust (the “Acquiring Funds”) as set forth below:

Acquired Fund	Acquiring Fund
FPA New Income, Inc.	FPA New Income Fund
FPA Queens Road Small Cap Value Fund	FPA Queens Road Small Cap Value Fund
FPA Queens Road Value Fund	FPA Queens Road Value Fund
FPA U.S. Core Equity Fund, Inc.	FPA U.S. Core Equity Fund

S1

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

•	The Acquired Fund’s prospectus and statement of additional information dated January 27, 2023, for FPA New Income, Inc. filed with the SEC on January 27, 2023 (File Nos. 811-01735 and 002-30393) (Accession No. 0001104659-23-007366);

•	The Acquired Funds’ prospectus statement of additional information dated September 28, 2022, for FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund filed with the SEC on September 28, 2022 (File Nos. 333-85850 and 811-21073) (Accession No. 0001104659-22-103737);

•	The Acquired Fund’s prospectus and statement of additional information dated April 28, 2023 for FPA U.S. Core Equity Fund, Inc. filed with the SEC on April 28, 2023 (File Nos. 002-87607 and 811- 03896) (Accession No. 0001104659-23-052605); and

•	The Acquiring Funds’ prospectus and statement of additional information dated [ ], 2023, for the FPA New Income Fund, FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, and FPA U.S. Core Equity Fund, each a series of FPA Funds Trust, filed with the SEC on April 4, 2023 (File Nos. 033-79858 and 811-08544) (Accession No. 0001104659-23-042782).

First Pacific Advisors, LP, located at 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025, serves as the investment advisor to the Acquired Funds and the Acquiring Funds.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated [        ], 2023, relating to the Reorganizations. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by (i) contacting UMB Distribution Services, LLC at 235 West Galena Street, Milwaukee, Wisconsin 53212, (ii) by calling (310) 473-0225 or (800) 982-4372 (except from Alaska, Hawaii, Puerto Rico and U.S. Virgin Islands), or (iii) by accessing the documents at the Funds’ website at https://fpa.com/funds.

S2

TABLE OF CONTENTS

Financial Information	S4

Supplemental Financial Information	S4

S3

Financial Information

Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, California 90017, is the independent registered public accounting firm for each Acquired Fund. EY conducts annual audits of the Acquired Funds’ financial statements and provides assistance in connection with the preparation of various SEC filings.

Tait, Weller & Baker LLP, 50 S 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, will serve as the independent registered public accounting firm for each Acquiring Fund following the Reorganizations.

Because each Acquiring Fund was created for purposes of this transaction, none has published an Annual or Semi-Annual Report to shareholders. Each Acquiring Fund, which has no assets or liabilities, will commence operations upon the completion of the Reorganization and will continue the operations of the corresponding Acquired Fund.  Each Acquiring Fund will adopt the financial statements, including the financial highlights, of its corresponding Acquired Fund following the Reorganizations.

The following documents, each of which has been filed with the SEC and will be sent to any shareholder upon request and without charge, are incorporated by reference herein (is legally considered to be part of this SAI):

•	The Annual Report to shareholders of FPA New Income Fund, Inc. dated September 30, 2022, filed with the SEC on December 6, 2022 (File No. 811-01735) (Accession No. 0001104659-22-124875);

•	The Annual Report to shareholders of FPA Queens Road Value Fund and FPA Queens Road Small Cap Value Fund dated November 30, 2022, filed with the SEC on February 3, 2023 (File No. 811-21073) (Accession No. 0001104659-23-010398);

•	The Annual Report to shareholders of FPA U.S. Core Equity Fund, Inc. dated December 31, 2022, filed with the SEC on March 10, 2023 (File No. 811-03896) (Accession No. 000110465923-030704); and

•	The Acquired Fund's Semi-Annual Report to Shareholders dated March 31, 2023 for FPA New Income, Inc. filed with the SEC on May 25, 2023 (File No. 811-01735 (Accession No. 0001104659-23-064487).

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

•	Tables showing the fees and expenses of each Acquired Fund versus the pro forma fees and expenses of the corresponding Acquiring Fund assuming consummation of the Reorganization, are included in the section entitled “What are the fees and expenses of the Funds and what might they be after the Reorganization?” in the Information Statement/Prospectus. The fee tables do not include separate pro forma tables representing the combined Funds following the Reorganization because the Acquiring Funds’ pro forma tables show the fees and expenses that will apply going forward. The Acquiring Funds are not operational and do not currently have investment assets.

S4

•	The Reorganizations will not result in a material change to any of the Acquired Funds’ portfolio holdings, as each Acquiring Fund has the same or substantially similar investment objectives, investment strategies, and investment restrictions as its corresponding Acquired Fund (except as otherwise noted in the Information Statement/Prospectus). Accordingly, a schedule of investments of each Acquired Fund Portfolio modified to show the effects of such change is not required and is not included.

•	There are no material differences in accounting policies of each Acquired Fund as compared to those of its corresponding Acquiring Fund.

S5

PART C: OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VI of Registrant’s Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Distribution Agreement between Registrant and UMB Distribution Services, LLC (“Provider”), Registrant shall indemnify, defend and hold Provider, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled Provider within the meaning of Section 15 of the Securities Act (“Provider Indemnitees”), free and harmless from and against: (1) any and all losses, claims, demands, liabilities, damages, charges, payments, costs and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, fines, penalties, costs or expenses and any counsel fees incurred in connection therewith) of any and every nature (“Losses”) which Provider and each of the Provider Indemnitees may incur under the Securities Act, the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement or any Prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Registrant’s obligation to indemnify Provider and any of the foregoing Provider Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to Provider and furnished to Registrant or its counsel by Provider in writing for the purpose of, and used in, the preparation thereof; or (2) any and all Losses which Provider and each of the Provider Indemnitees may incur in connection with this Agreement, Provider’s performance hereunder, or Provider’s acting in accordance with instructions from Registrant or its representatives, except to the extent the Losses result from Provider’s breach of this Agreement or from Provider’s willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

ITEM 16.	EXHIBITS

(1)	Charter Documents:

	(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) on July 13, 1998.

	(b)	Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 13, 1998.

	(c)	Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 13, 1998.

	(d)	Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 1, 2003.

(2)	By-Laws:

	(a)	By-Laws are incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 13, 1998.

	(b)	Amendment to By-Laws dated December 10, 1998 are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed with the Commission on February 8, 1999.

	(c)	Amendment to By-Laws dated February 6, 2006 are incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 1, 2006.

	(d)	Amendment to By-Laws dated August 7, 2006 are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 1, 2007.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization:

	(a)	Form of Agreement and Plan of Reorganization is filed as Appendix A to Part of this Registration Statement on Form N-14.

(5)		Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Bylaws.

(6)	Investment Advisory Agreements:

	(a)	Form of Investment Advisory Agreement between Registrant, on behalf of the FPA New Income Fund, and First Pacific Advisors, LP (“FPA”) – filed herewith.

	(b)	Form of Investment Advisory Agreement between Registrant, on behalf of FPA Queen Road Small Cap Value Fund and FPA Small Cap Value Fund, and FPA – filed herewith.

	(c)	Form of Investment Advisory Agreement between Registrant, on behalf of FPA U.S. Core Equity Fund, and FPA – filed herewith.

(d)	Form of Investment Sub-Advisory Agreement among Registrant, on behalf of the FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, FPA and Bragg Financial Advisors, Inc. – filed herewith.

(e)	Form of Expense Limitation Agreement between Registrant, on behalf of FPA New Income Fund, and FPA - filed herewith.

(f)	Form of Expense Limitation Agreement between Registrant, on behalf of FPA Queens Road Small Cap Value Fund, and FPA – filed herewith.

(g)	Form of Expense Limitation Agreement between Registrant, on behalf of FPA Queens Road Value Fund, and FPA – filed herewith.

(7)	Distribution Agreements:

	(a)	Distribution Agreement between Registrant and UMB Distribution Services, LLC dated as of September 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed with the Commission on April 30, 2013.

	(b)	Amendment to Distribution Agreement between Registrant and UMB Distribution Services, LLC Fund is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed with the Commission on December 31, 2018.

	(c)	Amendment Agreement to the Distribution Agreement between Registrant and UMB Distribution Services, LLC and the Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc. – filed herewith.

(8)	Not applicable.

(9)	Custody Agreements:

	(a)	Form of Custody Agreement between Registrant and UMB Bank, N.A. – filed herewith.

(10)	Distribution Plan and Rule 18f-3 Plan:

	(a)	Distribution Plan – Not applicable.

	(b)	Rule 18f-3 Plan – filed herewith.

(11)	Opinion of Counsel:

	(a)	Opinion and Consent of Counsel – filed herewith.

(12)	Form of Tax Opinion – filed herewith.

(13)	Other Material Contracts
	(a)	Form of Co-Administration Agreement among Registrant and UMB Fund Services, Inc. and Mutual Fund Administration LLC – filed herewith.

	(b)	Form of Fund Accounting Agreement between Registrant and UMB Fund Services, Inc. – filed herewith.

	(c)	Transfer Agency Agreement between Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement of Form N-1A filed with the Commission on April 30, 2015.

	(d)	Amendment to Transfer Agency Agreement between Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A filed with the Commission on December 31, 2018.

(14)	Other Opinions:

	(a)	Consent of Independent Registered Public Accounting firm for the Acquired Funds – filed herewith.

	(b)	Consent of Independent Registered Public Accounting Firm for the Acquiring Funds – filed herewith.

(15)	Not applicable.

(16)	Powers of Attorneys

	(a)	Powers of Attorney is incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 79 of Registrant’s Registration Statement on Form N-1A filed on April 28, 2017.

	(b)	Power of Attorney for Robert F. Goldrich is incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on April 29, 2022.

(17)	Not applicable.

Item 17.	Undertakings

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	Within a reasonable amount of time following the reorganization, the undersigned registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the combined proxy statement and prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, duly authorized, in the City of Los Angeles, State of California, on the 26th day of May, 2023.

FPA FUNDS TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

As required by the Securities Act of 1933, this registration statement has been signed on the 16th day of May 2023 by the following persons in the capacities and on the dates indicated below.

Signatures	Title	Date

/s/ J. Richard Atwood	President and Trustee	May 26, 2023
J. Richard Atwood	(Principal Executive Officer)

/s/ E. Lake Setzler III	Treasurer	May 26, 2023
E. Lake Setzler III	(Principal Financial Officer & Principal Accounting Officer)

/s/ Steven T. Romick*	Trustee	May 26, 2023
Steven T. Romick

/s/ Sandra Brown*	Trustee	May 26, 2023
Sandra Brown

/s/ Robert F. Goldrich**	Trustee	May 26, 2023
Robert F. Goldrich

/s/ Mark L. Lipson*	Trustee	May 26, 2023
Mark L. Lipson

/s/ Alfred E. Osborne, Jr.*	Trustee	May 26, 2023
Alfred E. Osborne, Jr.

*, **By:	/s/ J. Richard Atwood
J. Richard Atwood
as Attorney-in-Fact
May 26, 2023

*Powers of Attorney were filed as Exhibit (q) to Post-Effective Amendment No. 79 of the Registrant’s Registration Statement on Form N-1A filed on April 28, 2017, and are incorporated herein by reference.

**Power of Attorney was filed as Exhibit (q)(2) to Post-Effective Amendment No. 102 of the Registrant’s Registration Statement on Form N-1A filed on April 29, 2022, and is incorporated herein by reference.

Exhibit Index

Form of Investment Advisory Agreement between Registrant, on behalf of the FPA Income Fund, and FPA	EX-16.6(a)
Form of Investment Advisory Agreement between Registrant, on behalf of the FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, and FPA	EX-16.6(b)
Form of Investment Advisory Agreement between Registrant, on behalf of the FPA U.S. Core Equity Fund, and FPA	EX-16.6(c)
Form of Investment Sub-Advisory Agreement among Registrant, on behalf of the FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, FPA and Bragg Financial Advisors, Inc.	EX-16.6(d)
Form of Expense Limitation Agreement between Registrant and FPA for FPA New Income Fund	EX-16.6.(e)
Form of Expense Limitation Agreement between Registrant and FPA for FPA Queens Road Small Cap Value Fund	EX-16.6(f)
Form of Expense Limitation Agreement between Registrant and FPA for FPA Queens Road Value Fund	EX-16.6(g)
Amendment Agreement to the Distribution Agreement between Registrant and UMB Distribution Services, LLC and the Transfer Agency Agreement between Registrant and UMB Fund Services, Inc.	EX-16.7(c)
Form of Custody Agreement between Registrant and UMB Bank, N.A.	EX-16.9(a)
Multi-Class Rule 18f-3 Plan for FPA Queens Road Small Cap Value Fund	EX-16.10(b)
Opinion and consent of counsel as to the legality of the securities being registered	EX-16.11(a)
Form of opinion as to tax matters and consent	EX-16.12
Form of Co-Administration Agreement among Registrant and UMB Fund Services, Inc. and Mutual Fund Administration LLC	EX-16.13(a)
Form of Fund Accounting Agreement between Registrant and UMB Fund Services, Inc.	EX-16.13(b)
Consent of Ernst & Young LLP	EX-16.14(a)
Consent of Tait Weller & Baker, LLP	EX-16.14(b)